Consolidated Schedule of Investments (unaudited) March 31, 2020	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 0.0%

Cayman Islands — 0.0%(a)(b)
AIMCO CLO, Series 2018-AA, Class B, (LIBOR USD 3 Month + 1.40%), 3.24%, 04/17/31	USD	256	$223,280
Barings CLO Ltd., Series 2016-2A, Class AR, (LIBOR USD 3 Month + 1.08%), 2.90%, 07/20/28		400	375,865
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.08%, 10/15/30		400	372,590
CIFC Funding Ltd., Series 2015-5A, Class A1R, (LIBOR USD 3 Month + 0.86%), 2.65%, 10/25/27		312	293,021
York CLO 1 Ltd., Series 2014-1A, Class BRR, (LIBOR USD 3 Month + 1.65%), 3.45%, 10/22/29		256	211,359

			1,476,115

United States — 0.0%
Navient Private Education Loan Trust, Series 2014-AA, Class A3, (LIBOR USD 1 Month + 1.60%), 2.30%, 10/15/31(a)(b)		2,066	1,971,874

Total Asset-Backed Securities — 0.0% (Cost: $3,449,780)			3,447,989

	Shares

Common Stocks — 55.1%

Australia — 0.1%
AGL Energy Ltd.		25,481	266,667
BHP Group Ltd.		9,722	176,370
BHP Group plc		2,461	38,194
Brambles Ltd.		13,296	85,942
Goodman Group		14,365	105,291
Newcrest Mining Ltd.		148,159	2,034,626
Quintis HoldCo Pty. Ltd. (Acquired 10/22/18, cost $5,761,227)(c)(d)(e)*		9,827,224	967,156
Wesfarmers Ltd.		2,394	50,729

			3,724,975

Austria — 0.0%
Erste Group Bank AG(d)		145,098	2,656,413

Belgium — 0.1%
KBC Group NV		105,832	4,802,148
UCB SA		479	40,984

			4,843,132

Brazil — 0.1%
Azul SA, ADR(d)(f)		794,765	8,098,655
B3 SA - Brasil Bolsa Balcao(d)		17,530	120,204
Banco BTG Pactual SA(d)		6,218	40,256
Banco do Brasil SA(d)		12,741	68,044
Banco Santander Brasil SA		15,447	80,266
Centrais Eletricas Brasileiras SA		6,922	31,785
Engie Brasil Energia SA		8,338	63,224
Petrobras Distribuidora SA		45,101	136,620
Petroleo Brasileiro SA		33,757	92,187

			8,731,241

Security	Shares	Value

Canada — 0.5%
Bank of Montreal	416	$21,006
Barrick Gold Corp.	219,269	4,029,202
CGI, Inc.(d)	2,082	112,718
Constellation Software, Inc.	241	219,032
Enbridge, Inc.	939,749	27,365,106
Fairfax Financial Holdings Ltd.	188	57,634
George Weston Ltd.	240	17,161
Nutrien Ltd.	2,214	75,688
Thomson Reuters Corp.	2,958	201,530
Wheaton Precious Metals Corp.	156,775	4,314,571

		36,413,648

Chile — 0.0%
Cia Cervecerias Unidas SA, ADR(f)	60,079	803,857

China — 2.7%
AAC Technologies Holdings, Inc.	334,500	1,705,791
Agile Group Holdings Ltd.	58,000	62,108
Aier Eye Hospital Group Co. Ltd., Class A	549,587	3,015,336
Alibaba Group Holding Ltd.(d)	174,200	4,221,044
Alibaba Group Holding Ltd., ADR(d)	184,193	35,821,855
Alibaba Health Information Technology Ltd.(d)	960,000	1,577,585
Amoy Diagnostics Co. Ltd., Class A	131,700	1,239,126
Anhui Conch Cement Co. Ltd., Class A	1,300	9,954
Anhui Conch Cement Co. Ltd., Class H	25,000	171,741
ANTA Sports Products Ltd.	312,000	2,264,091
Asymchem Laboratories Tianjin Co. Ltd., Class A	94,787	2,271,121
Autobio Diagnostics Co. Ltd., Class A	102,300	1,667,281
Beijing Capital International Airport Co. Ltd., Class H	174,000	110,430
Beijing Enterprises Holdings Ltd.	44,500	162,402
Brilliance China Automotive Holdings Ltd.	1,196,000	973,922
China CITIC Bank Corp. Ltd., Class H	363,000	178,510
China East Education Holdings Ltd.(a)(d)	72,500	116,463
China International Travel Service Corp. Ltd., Class A	168,600	1,578,871
China Longyuan Power Group Corp. Ltd., Class H	123,000	67,134
China Mengniu Dairy Co. Ltd.(d)	302,000	1,041,513
China Merchants Bank Co. Ltd., Class H	319,500	1,429,370
China Mobile Ltd.	49,000	367,220
China National Building Material Co. Ltd., Class H	38,000	40,824
China Oilfield Services Ltd., Class H .	568,000	433,620
China Overseas Land & Investment Ltd.	942,000	2,888,108
China Resources Cement Holdings Ltd.	128,000	150,378
China Resources Pharmaceutical Group Ltd.(a)	213,000	127,178
China Resources Power Holdings Co. Ltd.	146,000	160,124
China Telecom Corp. Ltd., Class H	888,000	269,050
China Unicom Hong Kong Ltd.	408,000	237,966
China United Network Communications Ltd., Class A	80,600	58,696
CNOOC Ltd.	266,000	276,420
Country Garden Services Holdings Co. Ltd.(d)	30,321	122,005
Dali Foods Group Co. Ltd.(a)	208,500	144,600

1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Foshan Haitian Flavouring & Food Co. Ltd., Class A	84,398	$1,481,524
Fosun International Ltd.	158,000	181,385
Glodon Co. Ltd., Class A	289,190	1,719,312
Great Wall Motor Co. Ltd., Class A	830,792	1,031,957
Gree Electric Appliances, Inc. of Zhuhai, Class A	198,300	1,443,993
Guangdong Marubi Biotechnology Co. Ltd., Class A(d)	139,900	1,356,479
Guangzhou Automobile Group Co. Ltd., Class A	604,994	893,314
Guangzhou Automobile Group Co. Ltd., Class H	1,388,000	1,380,653
Guangzhou Baiyun International Airport Co. Ltd., Class A	858,800	1,504,907
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	2,700	11,862
Guotai Junan Securities Co. Ltd., Class H(a)	24,800	36,596
Haidilao International Holding Ltd.(a)(f)	356,000	1,372,657
Haier Smart Home Co. Ltd., Class A	693,999	1,395,644
Haitong Securities Co. Ltd., Class H	65,200	59,224
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	830,600	3,224,434
Hangzhou Robam Appliances Co. Ltd., Class A	379,800	1,508,465
Hangzhou Tigermed Consulting Co. Ltd., Class A	171,238	1,533,071
Han’s Laser Technology Industry Group Co. Ltd., Class A	334,790	1,314,930
Hansoh Pharmaceutical Group Co. Ltd.(a)(d)	12,000	40,098
Hengan International Group Co. Ltd.	202,500	1,512,509
Huadian Power International Corp. Ltd., Class H	106,000	31,401
Huadong Medicine Co. Ltd., Class A	3,300	8,032
Huazhu Group Ltd., ADR(f)	80,387	2,309,519
Hundsun Technologies, Inc., Class A	164,896	2,020,789
HUYA, Inc., ADR(d)	1,728	29,290
Industrial & Commercial Bank of China Ltd., Class H	2,143,000	1,461,910
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	317,395	1,326,082
Inspur Electronic Information Industry Co. Ltd., Class A	208,300	1,109,758
JD.com, Inc., ADR(d)	5,488	222,264
Jiangsu Hengrui Medicine Co. Ltd., Class A	89,188	1,144,670
Jiangxi Copper Co. Ltd., Class H	43,000	39,458
Kingdee International Software Group Co. Ltd.	3,490,000	4,590,548
Kunlun Energy Co. Ltd	184,000	106,335
Kweichow Moutai Co. Ltd., Class A	18,200	2,827,978
Lenovo Group Ltd.	2,368,000	1,254,430
Li Ning Co. Ltd.	488,000	1,403,919
Meituan Dianping, Class B(d)	264,700	3,155,554
Momo, Inc., ADR	6,910	149,878
NetEase, Inc., ADR	6,797	2,181,565
New Oriental Education & Technology Group, Inc., ADR(d)	13,830	1,496,959
PICC Property & Casualty Co. Ltd., Class H	136,000	130,231
Ping An Insurance Group Co. of China Ltd., Class A	112,100	1,084,714

Security	Shares	Value

China (continued)
Shanghai International Airport Co. Ltd., Class A	186,590	$1,585,699
Shanghai Jahwa United Co. Ltd., Class A	301,295	1,058,221
Shenzhen Goodix Technology Co. Ltd., Class A	900	32,686
Shenzhen Inovance Technology Co. Ltd., Class A	575,700	2,076,408
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	57,094	2,076,841
Silergy Corp	41,000	1,329,864
Sinopec Shanghai Petrochemical Co. Ltd., Class H	296,000	72,991
Tencent Holdings Ltd.	842,100	41,622,993
Tencent Music Entertainment Group, ADR(d)	2,558	25,734
Tingyi Cayman Islands Holding Corp.	16,000	26,013
Trip.com Group Ltd., ADR(d)	126,691	2,970,904
Tsingtao Brewery Co. Ltd., Class H	10,000	50,547
Venus MedTech Hangzhou, Inc., Class H(a)(d)	275,500	1,605,171
Venustech Group, Inc., Class A	304,296	1,572,932
Vipshop Holdings Ltd., ADR(d)	12,010	187,116
Want Want China Holdings Ltd.	2,509,000	1,809,281
Weichai Power Co. Ltd., Class H	29,000	46,194
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	165,691	1,799,845
WuXi AppTec Co. Ltd., Class A	125,097	1,576,671
Wuxi Biologics Cayman, Inc.(a)(d)	174,000	2,221,428
Yifeng Pharmacy Chain Co. Ltd., Class A	137,200	1,793,022
Yihai International Holding Ltd.(d)	233,000	1,755,072
Yonyou Network Technology Co. Ltd., Class A	176,396	993,443
Yum China Holdings, Inc.	70,332	2,998,253
Zhuzhou CRRC Times Electric Co. Ltd., Class H	50,200	148,709

		187,486,173

Denmark — 0.0%
AP Moller - Maersk A/S, Class A	146	119,913
Coloplast A/S, Class B	449	65,117

		185,030

Finland — 0.2%
Fortum OYJ	8,234	119,780
Neste OYJ	453,511	15,078,144
Nokia OYJ	46,432	143,004

		15,340,928

France — 1.9%
BNP Paribas SA	155,111	4,528,502
Carrefour SA	2,998	47,531
Cie de Saint-Gobain	117,615	2,822,223
CNP Assurances	3,976	38,498
Danone SA	674,666	43,177,440
Eiffage SA	29,820	2,116,731
Electricite de France SA	10,597	82,863
Engie SA	1,187	12,155
EssilorLuxottica SA	104,716	11,086,785
Renault SA	2,196	41,734
Safran SA	306,841	27,185,240
Sanofi	404,029	34,978,778
Schneider Electric SE	2,059	174,033
Societe Generale SA	236,286	3,870,874

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Sodexo SA	17,591	$1,181,328
Unibail-Rodamco-Westfield	460	26,370
Vivendi SA	2,259	47,763

		131,418,848

Germany — 1.2%
adidas AG	81	17,984
Deutsche Boerse AG	770	105,786
Deutsche Post AG (Registered)	13,063	350,201
Evonik Industries AG	2,160	45,108
HeidelbergCement AG	1,999	85,404
Henkel AG & Co. KGaA	2,009	147,577
Infineon Technologies AG	791,950	11,432,402
Knorr-Bremse AG(d)	130,548	11,477,257
Merck KGaA	200	20,192
SAP SE	713	79,605
Siemens AG (Registered)	623,719	52,227,185
Vonovia SE	73,656	3,663,909
Wirecard AG	573	64,560

		79,717,170

Hong Kong — 1.0%
AIA Group Ltd.	3,802,800	34,052,708
CK Infrastructure Holdings Ltd.	272,000	1,439,938
CLP Holdings Ltd.	192,500	1,763,301
Hang Lung Properties Ltd.	1,275,000	2,571,088
HKT Trust & HKT Ltd.(g)	1,159,000	1,576,295
Hysan Development Co. Ltd.	319,000	1,030,179
Jardine Matheson Holdings Ltd.	57,900	2,914,219
Power Assets Holdings Ltd.	2,500	14,831
Sun Hung Kai Properties Ltd	1,599,083	20,906,471
WH Group Ltd.(a)	1,500,500	1,384,975

		67,654,005

India — 0.6%
Asian Paints Ltd.	91,543	2,016,478
HDFC Asset Management Co. Ltd.(a)	1,007	28,026
Hero MotoCorp Ltd.	28,431	599,523
Hindustan Unilever Ltd.	176,758	5,360,540
ICICI Bank Ltd.	471,220	2,050,505
Infosys Ltd.	8,322	68,947
Larsen & Toubro Ltd.	112,579	1,200,312
Petronet LNG Ltd.	255,156	673,667
Reliance Industries Ltd.	1,678,124	24,470,792
Vedanta Ltd.	156,124	132,375
Wipro Ltd.	54,105	140,751
Zee Entertainment Enterprises Ltd.	563,010	916,242

		37,658,158

Indonesia — 0.0%
Bank Central Asia Tbk. PT	1,270,200	2,140,184

Italy — 1.3%
Enel SpA	6,157,618	42,474,311
Intesa Sanpaolo SpA	1,971,935	3,190,712
RAI Way SpA(a)	1,430,380	7,668,378
Snam SpA	486,077	2,221,519
UniCredit SpA	4,548,727	35,191,635

		90,746,555

Japan — 2.8%
AGC, Inc.	7,000	170,573
Ajinomoto Co., Inc	1,496,500	27,886,495
Astellas Pharma, Inc.	1,811,765	27,914,512

Security	Shares	Value

Japan (continued)
Canon, Inc.	1,000	$21,731
Dentsu Group, Inc.	1,600	30,915
East Japan Railway Co.	246,351	18,641,477
FamilyMart Co. Ltd.	8,200	147,239
FUJIFILM Holdings Corp.	1,600	78,847
Fujitsu Ltd.	800	72,055
Hitachi Ltd.	5,300	152,250
Hoya Corp.	245,974	20,915,545
Japan Airlines Co. Ltd.	788,000	14,481,428
KDDI Corp.	144,200	4,259,465
Keyence Corp.	9,900	3,182,974
Maeda Road Construction Co. Ltd.	27,200	507,693
Mitsubishi Estate Co. Ltd.	247,000	3,647,980
Mitsubishi Heavy Industries Ltd.	13,300	335,186
Murata Manufacturing Co. Ltd.	322,384	16,027,242
NEC Corp.	9,700	353,208
Nintendo Co. Ltd.	200	77,731
Nippon Telegraph & Telephone Corp.	151,220	3,616,671
Nissan Motor Co. Ltd.	77,300	258,623
NTT Data Corp.	6,400	61,264
Okumura Corp.	32,250	666,806
Olympus Corp.	5,200	74,960
Omron Corp.	1,300	67,213
Otsuka Holdings Co. Ltd.	7,000	273,129
Rakuten, Inc.	1,500	11,309
Recruit Holdings Co. Ltd.	500	12,916
Sekisui House Ltd.	7,400	122,041
Seven & i Holdings Co. Ltd.	3,800	125,495
Shin-Etsu Chemical Co. Ltd.	226,234	22,235,911
Shionogi & Co. Ltd.	600	29,556
Sompo Holdings, Inc.	1,600	49,318
Subaru Corp.	628,764	12,018,875
Suzuki Motor Corp.	505,789	12,043,453
Toagosei Co. Ltd.	95,300	825,015
Tokyo Electron Ltd.	300	55,912
Toshiba Corp.	1,900	41,645

		191,494,658

Mexico — 0.0%
America Movil SAB de CV	54,495	32,390
Fomento Economico Mexicano SAB de CV	7,955	48,366
Grupo Bimbo SAB de CV	41,418	60,741

		141,497

Netherlands — 1.5%
Adyen NV(a)(d)	5,919	5,030,527
ASML Holding NV	126,993	33,477,244
ING Groep NV	2,714,613	13,909,939
Koninklijke Ahold Delhaize NV	11,315	263,601
Koninklijke Philips NV	918,552	37,713,338
NXP Semiconductors NV	160,929	13,345,842
Royal Dutch Shell plc, Class A	1,856	32,246

		103,772,737

Poland — 0.0%
Polski Koncern Naftowy ORLEN SA	6,100	81,629

Portugal — 0.0%
Jeronimo Martins SGPS SA	128,634	2,321,733

Saudi Arabia — 0.0%
Riyad Bank	7,443	29,575

3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore — 0.4%
CapitaLand Ltd.	8,081,150	$16,194,054
ComfortDelGro Corp. Ltd.	1,226,900	1,306,443
DBS Group Holdings Ltd.	125,600	1,638,848
Singapore Telecommunications Ltd.	860,700	1,534,390
United Overseas Bank Ltd.	293,000	4,019,975
Wilmar International Ltd.	38,300	86,612

		24,780,322

South Africa — 0.0%
Anglo American Platinum Ltd.	1,187	49,584
AngloGold Ashanti Ltd.	729	12,351
Aspen Pharmacare Holdings Ltd.	11,027	57,678
Kumba Iron Ore Ltd.(f)	7,932	123,682
MTN Group Ltd.(f)	45,478	121,943
MultiChoice Group(d)	21,089	100,219
Old Mutual Ltd.(f)	35,523	23,566

		489,023

South Korea — 0.2%
Amorepacific Corp.	1,622	97,412
Hana Financial Group, Inc.	3,152	59,301
Hyundai Mobis Co. Ltd.	1,285	177,751
Kakao Corp.	17,973	2,273,282
KB Financial Group, Inc.	2,925	82,263
Kia Motors Corp.	6,847	144,122
LG Chem Ltd.(f)	8,379	2,075,324
LG Electronics, Inc.	7,383	290,284
LG Uplus Corp.	7,850	68,965
NCSoft Corp.	5,329	2,844,113
POSCO	10,357	1,362,855
Shinhan Financial Group Co. Ltd.	12,495	292,311
SK Telecom Co. Ltd.	1,344	195,479

		9,963,462

Spain — 0.3%
Cellnex Telecom SA(a)(d)	376,541	17,080,837
Endesa SA	5,373	113,695
Naturgy Energy Group SA	843	14,790
Repsol SA	9,693	86,474
Telefonica SA	14,864	67,647

		17,363,443

Sweden — 0.0%
Assa Abloy AB, Class B	3,248	60,636
Hennes & Mauritz AB, Class B	22,338	285,855
Telefonaktiebolaget LM Ericsson, Class B	18,279	147,968

		494,459

Switzerland — 1.2%
Alcon, Inc.(d)	30,531	1,551,585
LafargeHolcim Ltd. (Registered)(d)	4,813	175,643
Nestle SA (Registered)	300,912	30,803,698
Novartis AG (Registered)	3,513	289,818
Roche Holding AG	157,403	50,643,160
SGS SA (Registered)	31	71,501

		83,535,405

Taiwan — 0.9%
Asustek Computer, Inc.	23,000	155,731
Cathay Financial Holding Co. Ltd	1,122,000	1,305,832
Chunghwa Telecom Co. Ltd.	561,000	1,988,905
Formosa Chemicals & Fibre Corp.	542,000	1,193,545
Formosa Petrochemical Corp.	294,000	784,937

Security	Shares	Value

Taiwan (continued)
Formosa Plastics Corp.	521,000	$1,288,756
Fubon Financial Holding Co. Ltd.	1,200,000	1,483,232
Hon Hai Precision Industry Co. Ltd.(d)	778,960	1,793,374
MediaTek, Inc.	17,000	182,465
Nan Ya Plastics Corp.	654,000	1,176,658
Taiwan Semiconductor Manufacturing Co. Ltd.	5,390,000	48,522,485
Uni-President Enterprises Corp.	937,000	2,028,059
United Microelectronics Corp.	268,000	120,161
Yageo Corp.	161,000	1,445,837

		63,469,977

Thailand — 0.1%
Advanced Info Service PCL	363,000	2,200,913
Intouch Holdings PCL, Class F	1,202,200	1,820,524
Siam Cement PCL (The)	76,300	748,640
Thai Beverage PCL	1,598,700	676,329

		5,446,406

Turkey — 0.0%
BIM Birlesik Magazalar A/S	5,383	40,821
Tupras Turkiye Petrol Rafinerileri A/S	56,707	645,354

		686,175

United Arab Emirates — 0.0%
NMC Health plc(e)	365,939	5

United Kingdom — 1.8%
AstraZeneca plc	163,795	14,593,951
Berkeley Group Holdings plc	69,091	3,083,778
BP plc	12,960	53,148
Coca-Cola European Partners plc	4,632	173,839
Compass Group plc	4,434	69,082
Experian plc	1,838	51,080
Fiat Chrysler Automobiles NV(d)	24,597	175,592
GlaxoSmithKline plc	16,200	303,979
HSBC Holdings plc	745,954	4,187,614
Hut Group (The) (Acquired 12/03/19, cost $8,230,667)(c)(d)(e)	12,665	6,633,846
Liberty Global plc, Class A(d)	1,509	24,914
Liberty Global plc, Class C(d)	5,007	78,660
RELX plc	11,377	242,813
Rolls-Royce Holdings plc(d)	22,973	97,094
Unilever NV	565,775	27,808,571
Unilever plc	313,924	15,831,248
Vodafone Group plc	33,041,638	45,711,282

		119,120,491

United States — 36.2%
Abbott Laboratories	444,970	35,112,583
AbbVie, Inc.	697	53,104
Adobe, Inc.(d)	45,488	14,476,101
Agilent Technologies, Inc.(f)	331,057	23,710,302
Air Products & Chemicals, Inc.	220,236	43,961,308
Alexion Pharmaceuticals, Inc.(d)	16,693	1,498,864
Alphabet, Inc., Class C(d)	86,830	100,966,792
Amazon.com, Inc.(d)(h)	59,020	115,072,474
American International Group, Inc.	959	23,231
American Tower Corp.(f)	21,537	4,689,682
Ameriprise Financial, Inc.	648	66,407
Amgen, Inc.	619	125,490
Anthem, Inc.(h)	161,880	36,753,235
Aon plc	1,780	293,771
Apellis Pharmaceuticals, Inc.(d)	46,065	1,234,081

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Apple, Inc.	392,486	$99,805,265
Applied Materials, Inc.	306,093	14,025,181
Aptiv plc	200,595	9,877,298
AT&T, Inc.	4,112	119,865
Autodesk, Inc.(d)	199,118	31,082,320
AutoZone, Inc.(d)	146	123,516
AvalonBay Communities, Inc.	396	58,279
Bank of America Corp.	2,124,570	45,104,621
Bank of New York Mellon Corp. (The)	3,258	109,729
Baxter International, Inc.	35,577	2,888,497
Becton Dickinson and Co.	120,090	27,593,079
Berkshire Hathaway, Inc., Class B(d)	44,766	8,184,568
BioMarin Pharmaceutical, Inc.(d)	22,081	1,865,844
Booking Holdings, Inc.(d)	214	287,898
Bristol-Myers Squibb Co.	481,932	26,862,890
Cadence Design Systems, Inc.(d)(f)	47,958	3,167,146
Cerner Corp.	4,516	284,463
CH Robinson Worldwide, Inc.	44,194	2,925,643
Charles Schwab Corp. (The)	364,054	12,239,495
Charter Communications, Inc., Class A(d)	133,745	58,354,281
Chevron Corp.	781	56,591
Chipotle Mexican Grill, Inc.(d)	7,163	4,687,467
Chubb Ltd.	119,708	13,370,187
Cintas Corp.(f)	700	121,254
Cisco Systems, Inc.	77,734	3,055,724
Citigroup, Inc.	414,054	17,439,954
CME Group, Inc.	562	97,175
Coca-Cola Co. (The)	791	35,002
Colgate-Palmolive Co.	194,059	12,877,755
Comcast Corp., Class A(h)	1,640,162	56,388,770
Corteva, Inc.(d)	1,728	40,608
Costco Wholesale Corp.	60,900	17,364,417
Crowdstrike Holdings, Inc., Class A(d)	51,626	2,874,536
Crown Castle International Corp.	552	79,709
Cummins, Inc.	447	60,488
CVS Health Corp.	1,153	68,407
Dell Technologies, Inc., Class C(d)(f)	4,996	197,592
Delta Air Lines, Inc.	2,655	75,747
DexCom, Inc.(d)	4,246	1,143,320
Discover Financial Services	833	29,713
Dollar Tree, Inc.(d)	13,950	1,024,906
DR Horton, Inc.(f)	816,162	27,749,508
DuPont de Nemours, Inc.	6,544	223,150
Eaton Corp. plc	797	61,919
eBay, Inc.	11,143	334,959
Edwards Lifesciences Corp.(d)	35,977	6,785,982
Electronic Arts, Inc.(d)	1,145	114,695
Eli Lilly & Co.	2,237	310,317
Emerson Electric Co.	724,655	34,529,811
Exelon Corp.	64,418	2,371,227
Expedia Group, Inc.	5,839	328,561
Exxon Mobil Corp.	57,459	2,181,718
Facebook, Inc., Class A(d)	230,168	38,392,022
FedEx Corp.	323	39,167
Ferguson plc	38,978	2,410,106
Fieldwood Energy, Inc.(d)	78,168	78,168
FleetCor Technologies, Inc.(d)	153,189	28,575,876
Ford Motor Co.(f)	11,190	54,048
Fortinet, Inc.(d)	36,456	3,688,254
Fortive Corp.	214,898	11,860,221
Fortune Brands Home & Security, Inc.	41,494	1,794,615
Franklin Resources, Inc.(f)	8,875	148,124
Freeport-McMoRan, Inc.(f)	333,003	2,247,770
General Electric Co.	7,723	61,321

Security	Shares	Value

United States (continued)
Gilead Sciences, Inc.	401,886	$30,044,997
Global Payments, Inc.	153,308	22,111,613
Guardant Health, Inc.(d)	45,470	3,164,712
Hartford Financial Services Group, Inc. (The)(f)	86,631	3,052,876
HCA Healthcare, Inc.	245,390	22,048,291
Hershey Co. (The)	146	19,345
Hess Corp.	26,896	895,637
Hewlett Packard Enterprise Co.	26,891	261,112
Home Depot, Inc. (The)	168,783	31,513,474
HP, Inc.	6,614	114,819
iHeartMedia, Inc., Class B(d)	3,761	27,493
Illumina, Inc.(d)	4,072	1,112,145
Incyte Corp.(d)	2,296	168,136
Insulet Corp.(d)	5,860	970,885
Intel Corp.	5,005	270,871
Intercontinental Exchange, Inc.	1,832	147,934
International Flavors & Fragrances, Inc.(f)	212,748	21,717,316
Intuit, Inc.	27,417	6,305,910
Intuitive Surgical, Inc.(d)	16,041	7,943,664
IQVIA Holdings, Inc.(d)	854	92,112
Jawbone Health Hub, Inc. (Acquired 01/24/17, cost $0)(c)(d)(e)	301,223	3
JBS SA	264,367	1,034,858
Johnson & Johnson	367,407	48,178,080
JPMorgan Chase & Co.	512,285	46,121,019
Kroger Co. (The)	5,746	173,070
L3Harris Technologies, Inc.	66,925	12,054,531
Lam Research Corp.	802	192,480
Las Vegas Sands Corp.	18,100	768,707
Lennar Corp., Class A(f)	621,862	23,755,128
Liberty Broadband Corp., Class C(d) .	6,030	667,642
Liberty Media Corp.-Liberty SiriusXM, Class A(d)	159,421	5,052,052
Liberty Media Corp.-Liberty SiriusXM, Class C(d)	267,133	8,446,745
Lookout, Inc. (Acquired 03/04/15, cost $936,169)(c)(d)(e)	73,943	349,011
Lowe’s Cos., Inc.(f)	354,624	30,515,395
Marathon Petroleum Corp.	103,000	2,432,860
Marsh & McLennan Cos., Inc.	378,418	32,718,020
Marvell Technology Group Ltd.	175,660	3,975,186
Masco Corp.	107,058	3,700,995
Mastercard, Inc., Class A	212,017	51,214,827
McDonald’s Corp.(f)	269,272	44,524,125
Medtronic plc	31,062	2,801,171
Merck & Co., Inc.(f)	534,843	41,150,820
Microchip Technology, Inc.	56,232	3,812,530
Micron Technology, Inc.(d)	194,131	8,165,150
Microsoft Corp.(h)	822,877	129,775,932
Mondelez International, Inc., Class A.	67,556	3,383,204
Monster Beverage Corp.(d)	541	30,437
Moody’s Corp.	520	109,980
Morgan Stanley	974,851	33,144,934
Motorola Solutions, Inc.	42,786	5,687,115
Nevro Corp.(d)	8,928	892,621
Newmont Goldcorp Corp.	112,952	5,114,467
NextEra Energy, Inc.(f)	207,826	50,007,092
NortonLifeLock, Inc.	115,677	2,164,317
NVIDIA Corp.	97,458	25,689,929
Okta, Inc.(d)	24,106	2,947,200
Omnicom Group, Inc.	23,991	1,317,106
ONEOK, Inc.	4,767	103,968
Oracle Corp.	258,919	12,513,555

5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Palo Alto Networks, Inc.(d)(f)	22,879	$3,751,241
PayPal Holdings, Inc.(d)	92,103	8,817,941
Peloton Interactive, Inc., Class A(d)	249,687	6,629,190
PepsiCo, Inc.	37,120	4,458,112
Pfizer, Inc.	981,973	32,051,599
Philip Morris International, Inc.	19,762	1,441,836
Pioneer Natural Resources Co.(f)	70,832	4,968,865
PPG Industries, Inc.	397,919	33,266,028
Procter & Gamble Co. (The)(f)	5,060	556,600
Prologis, Inc	176,260	14,166,016
Proofpoint, Inc.(d)	16,996	1,743,620
PTC Therapeutics, Inc.(d)	14,930	666,027
PTC, Inc.(d)	36,268	2,219,964
Public Storage	739	146,773
QUALCOMM, Inc.	3,470	234,746
Raytheon Co.	349,974	45,899,090
Regeneron Pharmaceuticals, Inc.(d)	1,783	870,621
Republic Services, Inc.	354	26,571
ResMed, Inc.	17,282	2,545,466
salesforce.com, Inc.(d)	338,118	48,682,230
Sarepta Therapeutics, Inc.(d)	13,830	1,352,851
Schlumberger Ltd.	40,328	544,025
Seattle Genetics, Inc.(d)	10,537	1,215,759
ServiceNow, Inc.(d)	55,756	15,978,554
Simply Good Foods Co. (The)(d)	114,396	2,203,267
Splunk, Inc.(d)	33,514	4,230,472
Square, Inc., Class A(d)	448	23,466
Stanley Black & Decker, Inc.	2,123	212,300
Starbucks Corp.(f)	742,588	48,817,735
Stryker Corp.	16,169	2,691,977
Synchrony Financial	3,560	57,280
Sysco Corp.	638	29,112
Target Corp.	145,489	13,526,112
Texas Instruments, Inc.	989	98,831
Thermo Fisher Scientific, Inc	113,865	32,292,114
TJX Cos., Inc. (The)(f)	585,334	27,984,819
Travelers Cos., Inc. (The)	30,406	3,020,836
Truist Financial Corp.	469,662	14,484,376
Uber Technologies, Inc.(d)(f)	751,076	20,970,042
Union Pacific Corp.(f)	237,508	33,498,128
United Airlines Holdings, Inc.(d)	140,564	4,434,794
United Parcel Service, Inc., Class B	1,978	184,785
UnitedHealth Group, Inc	259,640	64,749,023
US Bancorp	113,141	3,897,707
Verizon Communications, Inc.	65,715	3,530,867
Vertex Pharmaceuticals, Inc.(d)	63,558	15,123,626
Vertiv Holdings Co. (Acquired 02/04/20, cost $17,149,150)(c)(d)	1,714,915	14,834,015
Visa, Inc., Class A	25,900	4,173,008
Vistra Energy Corp.	177,322	2,830,059
VMware, Inc., Class A(f)	229,204	27,756,604
Walgreens Boots Alliance, Inc.	2,821	129,061
Walmart, Inc	367,786	41,787,845
Walt Disney Co. (The)	133,030	12,850,698
Wells Fargo & Co.	89,476	2,567,961
Western Digital Corp.	3,836	159,654
Weyerhaeuser Co.	196,188	3,325,387
Williams Cos., Inc. (The)	424,604	6,008,147
Willis Towers Watson plc	1,749	297,068
Workday, Inc., Class A(d)	965	125,662
Wynn Resorts Ltd.	22,700	1,366,313
Xilinx, Inc	115,246	8,982,273
Yum! Brands, Inc.	3,057	209,496
Zillow Group, Inc., Class C(d)	42,090	1,516,082
Zoetis, Inc.	14,545	1,711,801

Security		Shares	Value

United States (continued)
Zscaler, Inc.(d)		36,159	$2,200,637

			2,476,224,933

Zambia — 0.0%
First Quantum Minerals Ltd.		464,806	2,374,728

Total Common Stocks — 55.1% (Cost: $4,059,440,215)			3,771,310,975

	Par (000)

Corporate Bonds — 5.1%

Australia — 0.5%(a)
FMG Resources August 2006 Pty. Ltd.:
4.75%, 05/15/22		140	139,475
5.13%, 03/15/23		95	93,100
5.13%, 05/15/24		144	141,840
Quintis Australia Pty. Ltd.(e)(i)*:
7.50%, (7.50% Cash or 8.00% PIK), 10/01/26		17,074	16,379,648
12.00%, (12.00% Cash or 0.00% PIK), 10/01/28		18,591	18,591,047

			35,345,110

Canada — 0.0%(a)
Brookfield Residential Properties, Inc., 6.25%, 09/15/27		117	101,486
Mattamy Group Corp., 4.63%, 03/01/30		1,770	1,522,200

			1,623,686

Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18(a)(d)		100	2,547

China — 0.0%
China Milk Products Group Ltd., 0.00%, 01/05/12(d)(j)(k)(l)		4,800	4,800

Greece — 0.1%
Ellaktor Value plc, 6.38%, 12/15/24(a)	EUR	5,554	4,171,470

India — 0.0%
REI Agro Ltd.(d)(j)(k):
5.50%, 11/13/14(a)	USD	5,549	56
5.50%, 11/13/14(e)		2,291	—

			56

Japan — 0.0%
Mitsubishi UFJ Financial Group, Inc., 3.78%, 03/02/25		2,126	2,243,609

Macau — 0.0%(a)
MGM China Holdings Ltd.:
5.38%, 05/15/24		200	182,250
5.88%, 05/15/26		200	166,437
Wynn Macau Ltd., 4.88%, 10/01/24		200	176,000

			524,687

Netherlands — 0.1%
ING Groep NV, 4.10%, 10/02/23		7,317	7,509,423

Singapore — 0.1%
CapitaLand Ltd., 1.95%, 10/17/23(a)(j)	SGD	5,250	3,471,313

Switzerland — 0.1%
UBS Group Funding Switzerland AG, 4.13%, 09/24/25(a)	USD	3,289	3,416,370

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Turkey — 0.0%
Bio City Development Co. BV, 8.00%, 07/06/20(a)(d)(e)(j)(k)*	USD	21,400	$2,595,820

United Kingdom — 0.1%
HSBC Holdings plc:
(LIBOR USD 3 Month + 1.06%), 3.26%, 03/13/23(b)		2,524	2,521,704
4.95%, 03/31/30		1,170	1,277,638

			3,799,342

United States — 4.1%
Albertsons Cos., Inc.:
3.50%, 02/15/23(a)		149	146,691
6.63%, 06/15/24		235	238,525
5.75%, 03/15/25		236	238,454
7.50%, 03/15/26(a)		123	132,569
Allergan Funding SCS, 3.45%, 03/15/22		5,308	5,511,499
Allergan Sales LLC, 5.00%, 12/15/21(a)		2,911	3,016,052
AMC Networks, Inc.:
5.00%, 04/01/24		186	178,560
4.75%, 08/01/25		148	143,930
Aramark Services, Inc.:
4.75%, 06/01/26		94	88,576
5.00%, 02/01/28(a)		219	203,806
Avantor, Inc., 6.00%, 10/01/24(a)		290	303,833
Bank of America Corp.:
4.13%, 01/22/24		6,495	6,864,401
4.00%, 01/22/25		2,697	2,838,299
Bausch Health Cos., Inc.(a):
5.50%, 11/01/25		257	259,647
5.75%, 08/15/27		77	79,279
Becton Dickinson and Co.:
3.13%, 11/08/21		4,892	4,954,131
2.89%, 06/06/22		5,683	5,672,396
Broadcom, Inc., 3.13%, 04/15/21(a)		8,536	8,443,047
Buckeye Partners LP:
4.35%, 10/15/24		425	352,750
4.13%, 03/01/25(a)		2,150	1,812,450
Cedar Fair LP:
5.38%, 04/15/27		96	82,560
5.25%, 07/15/29(a)		94	79,430
Centene Corp.:
4.75%, 01/15/25		2,896	2,903,211
5.25%, 04/01/25(a)		210	211,050
5.38%, 06/01/26(a)		3,254	3,351,978
5.38%, 08/15/26(a)		142	144,840
4.25%, 12/15/27(a)		470	460,600
Charles River Laboratories International, Inc., 5.50%, 04/01/26(a)		97	99,910
Cheniere Energy Partners LP:
5.25%, 10/01/25		280	257,600
5.63%, 10/01/26		210	193,200
Churchill Downs, Inc., 5.50%, 04/01/27(a)		115	108,407
Cigna Corp.:
3.40%, 09/17/21		6,892	7,021,380
3.75%, 07/15/23		3,901	4,010,732
Citigroup, Inc.(b):
(LIBOR USD 3 Month + 0.90%), 3.35%, 04/24/25		3,640	3,729,902
(SOFR + 3.91%), 4.41%, 03/31/31		3,168	3,480,612
Clean Harbors, Inc., 4.88%, 07/15/27(a)		101	98,869
Colfax Corp., 6.00%, 02/15/24(a)		117	112,905
Comcast Corp.:
3.70%, 04/15/24		10,733	11,518,133

Security	Par (000)		Value

United States (continued)
3.10%, 04/01/25	USD	820	$871,025
Crown Castle International Corp., 4.15%, 07/01/50		475	469,775
CrownRock LP, 5.63%, 10/15/25(a)		217	112,840
CSC Holdings LLC, 5.50%, 05/15/26(a)		1,422	1,470,846
CVS Health Corp.:
3.63%, 04/01/27		1,165	1,185,111
3.75%, 04/01/30		2,320	2,388,800
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		96	93,091
DaVita, Inc., 5.00%, 05/01/25		277	276,637
Deere & Co., 2.75%, 04/15/25		1,650	1,703,742
Elanco Animal Health, Inc.(m):
4.66%, 08/27/21		93	92,526
5.02%, 08/28/23		145	146,679
Endeavor Energy Resources LP(a):
5.50%, 01/30/26		93	64,190
5.75%, 01/30/28		190	129,200
Energy Transfer Operating LP, 4.05%, 03/15/25		1,555	1,349,588
Enterprise Products Operating LLC:
3.35%, 03/15/23		4,751	4,673,469
3.90%, 02/15/24		1,224	1,251,143
ESH Hospitality, Inc., 5.25%, 05/01/25(a)		242	203,280
Forestar Group, Inc., 5.00%, 03/01/28(a)		3,730	3,097,280
Fox Corp., 3.05%, 04/07/25		275	274,571
General Dynamics Corp., 3.25%, 04/01/25		775	820,988
General Mills, Inc., 2.88%, 04/15/30		420	419,160
Goldman Sachs Group, Inc. (The):
(LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/23(b)		5,083	5,097,609
3.63%, 02/20/24		5,924	6,176,992
3.50%, 04/01/25		12,865	13,150,929
H&E Equipment Services, Inc., 5.63%, 09/01/25		181	167,878
Hanesbrands, Inc., 4.63%, 05/15/24(a)		170	168,300
HCA, Inc., 3.50%, 09/01/30		7,106	6,446,645
HD Supply, Inc., 5.38%, 10/15/26(a)		145	140,957
Hilton Domestic Operating Co., Inc., 5.13%, 05/01/26		284	266,960
Hilton Worldwide Finance LLC:
4.63%, 04/01/25		167	155,310
4.88%, 04/01/27		114	108,300
Home Depot, Inc. (The):
2.50%, 04/15/27		1,215	1,224,533
3.30%, 04/15/40		3,455	3,539,179
Howard Hughes Corp. (The), 5.38%, 03/15/25(a)		188	181,890
Hughes Satellite Systems Corp., 7.63%, 06/15/21		857	874,140
iHeartCommunications, Inc.:
6.38%, 05/01/26		4,805	4,546,676
8.38%, 05/01/27		1,927	1,678,119
5.25%, 08/15/27(a)		143	125,125
International Game Technology plc(a):
6.25%, 02/15/22		289	265,738
6.50%, 02/15/25		227	200,870
IQVIA, Inc.(a):
5.00%, 10/15/26		200	204,000
5.00%, 05/15/27		211	215,747
JBS Investments II GmbH(a):
7.00%, 01/15/26		200	199,316
5.75%, 01/15/28		200	194,100

7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
JBS USA LUX SA(a):
5.75%, 06/15/25	USD	196	$197,960
6.75%, 02/15/28		183	194,983
6.50%, 04/15/29		286	306,792
JPMorgan Chase & Co., (LIBOR USD 3 Month + 1.00%), 4.02%, 12/05/24(b)		6,779	7,182,868
Lamar Media Corp., 5.75%, 02/01/26		126	127,890
Lamb Weston Holdings, Inc.(a):
4.63%, 11/01/24		157	154,645
4.88%, 11/01/26		158	160,746
Lennar Corp.:
4.75%, 04/01/21		93	92,070
4.13%, 01/15/22		110	109,175
4.50%, 04/30/24		126	123,480
Level 3 Financing, Inc.:
5.13%, 05/01/23		128	125,758
5.25%, 03/15/26		146	145,909
Lowe’s Cos., Inc., 5.13%, 04/15/50		2,020	2,438,842
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26		149	129,630
Marsh & McLennan Cos., Inc., 4.38%, 03/15/29		656	722,315
Masonite International Corp., 5.38%, 02/01/28(a)		97	95,332
Mastercard, Inc., 3.30%, 03/26/27		745	811,694
McDonald’s Corp.:
3.30%, 07/01/25		1,170	1,216,496
3.50%, 07/01/27		1,680	1,764,872
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24		207	198,720
Molina Healthcare, Inc., 5.38%, 11/15/22(m)		135	131,625
Morgan Stanley:
Series F, 3.88%, 04/29/24		4,128	4,336,799
(SOFR + 3.12%), 3.62%, 04/01/31(b)		8,870	9,277,495
MPT Operating Partnership LP, 5.00%, 10/15/27		267	258,990
Netflix, Inc., 5.50%, 02/15/22		135	137,363
Newell Brands, Inc., 4.10%, 04/01/23(m)		262	265,917
NIKE, Inc.:
2.40%, 03/27/25		1,900	1,974,359
2.75%, 03/27/27		2,305	2,395,101
NRG Energy, Inc.:
7.25%, 05/15/26		196	205,310
6.63%, 01/15/27		236	245,440
5.75%, 01/15/28		158	161,160
5.25%, 06/15/29(a)		142	146,260
NVIDIA Corp.:
2.85%, 04/01/30		1,200	1,252,340
3.50%, 04/01/50		1,700	1,848,463
ONEOK Partners LP, 4.90%, 03/15/25		3,585	3,134,171
ONEOK, Inc., 2.75%, 09/01/24		2,104	1,702,890
Oracle Corp.:
2.50%, 04/01/25		6,995	7,061,157
2.80%, 04/01/27		6,828	6,928,927
2.95%, 04/01/30		6,828	6,875,012
3.60%, 04/01/40		6,828	6,828,660
Outfront Media Capital LLC, 5.00%, 08/15/27(a)		125	115,000
Parsley Energy LLC(a):
5.38%, 01/15/25		1,173	906,119
5.25%, 08/15/25		2,403	1,826,280
5.63%, 10/15/27		134	94,470
PayPal Holdings, Inc., 2.65%, 10/01/26		195	190,896
Pfizer, Inc., 2.63%, 04/01/30		1,355	1,424,734

Security	Par (000)		Value

United States (continued)
Pilgrim’s Pride Corp., 5.88%, 09/30/27(a)	USD	164	$163,410
Quicken Loans, Inc.(a):
5.75%, 05/01/25		234	232,830
5.25%, 01/15/28		188	183,826
Sirius XM Radio, Inc.(a):
3.88%, 08/01/22		186	185,303
4.63%, 07/15/24		280	284,180
5.38%, 04/15/25		187	188,868
5.38%, 07/15/26		190	193,781
5.00%, 08/01/27		288	292,291
5.50%, 07/01/29		242	246,840
Six Flags Entertainment Corp., 4.88%, 07/31/24(a)		187	158,483
Standard Industries, Inc., 5.00%, 02/15/27(a)		95	86,450
State Street Corp., (SOFR + 2.60%), 2.90%, 03/30/26(a)(b)		955	977,559
Summit Materials LLC, 6.13%, 07/15/23		118	116,820
Sunoco LP:
4.88%, 01/15/23		184	175,720
5.50%, 02/15/26		150	129,792
6.00%, 04/15/27		114	98,040
Targa Resources Partners LP:
6.75%, 03/15/24		110	96,800
5.13%, 02/01/25		94	80,126
5.88%, 04/15/26		192	159,360
5.38%, 02/01/27		96	79,008
6.50%, 07/15/27		155	132,137
6.88%, 01/15/29		157	126,385
Teleflex, Inc., 4.63%, 11/15/27		95	94,896
Tempur Sealy International, Inc., 5.50%, 06/15/26		112	98,017
Tenet Healthcare Corp.:
4.63%, 07/15/24		344	328,520
4.63%, 09/01/24(a)		113	108,231
5.13%, 05/01/25		260	248,300
4.88%, 01/01/26(a)		389	370,523
6.25%, 02/01/27(a)		290	282,750
Terex Corp., 5.63%, 02/01/25(a)		114	107,171
TransDigm, Inc., 6.25%, 03/15/26(a)		13,759	13,707,404
United Rentals North America, Inc.:
4.63%, 10/15/25		138	132,480
5.88%, 09/15/26		195	197,496
6.50%, 12/15/26		216	219,240
5.50%, 05/15/27		196	197,813
4.88%, 01/15/28		311	301,670
US Concrete, Inc., 6.38%, 06/01/24		112	101,080
Verizon Communications, Inc., 3.50%, 11/01/24		5,650	6,010,987
VICI Properties LP(a):
3.50%, 02/15/25		1,283	1,196,398
3.75%, 02/15/27		1,230	1,159,275
4.13%, 08/15/30		1,465	1,371,606
Vistra Operations Co. LLC(a):
5.50%, 09/01/26		192	197,760
5.63%, 02/15/27		4,765	4,913,906
5.00%, 07/31/27		248	251,720
Wells Fargo & Co.:
3.07%, 01/24/23		1,015	1,025,739
3.75%, 01/24/24		3,256	3,441,025
(LIBOR USD 3 Month + 4.24%), 5.01%, 04/04/51(b)		3,216	4,106,195
Wells Fargo Bank NA, (LIBOR USD 3 Month + 0.65%), 2.08%, 09/09/22(b)		13,590	13,526,242

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
William Carter Co. (The), 5.63%, 03/15/27(a)	USD	97	$93,848
Williams Cos., Inc. (The), 3.70%, 01/15/23		2,917	2,696,942
WPX Energy, Inc., 5.75%, 06/01/26		94	53,580
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)		95	82,650
XPO Logistics, Inc.(a):
6.13%, 09/01/23		101	98,854
6.75%, 08/15/24		199	194,582

			283,097,492

Total Corporate Bonds — 5.1% (Cost: $384,227,506)			347,805,725

Floating Rate Loan Interests — 0.5%(n)

France — 0.1%
Casino, Guichard-Perrachon SA, Term Loan B, (EURIBOR 3 Month + 5.50%), 5.50%, 01/31/24	EUR	8,126	8,187,566

Netherlands — 0.2%
Ziggo BV, Term Loan, 01/31/29(o)		13,707	13,940,273

United States — 0.2%
Fieldwood Energy LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.03%, 04/11/23	USD	2,669	170,829
Fieldwood Energy LLC, Term Loan, (LIBOR USD 3 Month + 5.25%), 7.03%, 04/11/22		1,977	617,872
Hilton Worldwide Finance LLC, Term Loan B2, (LIBOR USD 1 Month + 1.75%), 2.70%, 06/22/26		6,621	6,256,560
iHeart Communications, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 3.99%, 05/01/26		2,973	2,489,699
Opendoor, Term Loan, (LIBOR USD 6 Month + 10.00%), 3.33% - 10.00%, 01/23/26(e)		2,651	2,659,154

			12,194,114

Total Floating Rate Loan Interests — 0.5% (Cost: $39,350,056)			34,321,953

Foreign Government Obligations — 6.3%

Argentina — 0.1%
Argentine Republic:
3.38%, 01/15/23	EUR	4,029	1,162,275
6.88%, 01/26/27	USD	12,208	3,570,840
5.88%, 01/11/28		11,981	3,354,680
5.25%, 01/15/28	EUR	925	260,465
7.82%, 12/31/33		4,523	1,638,815

			9,987,075

Australia — 0.2%
Commonwealth of Australia, 3.00%, 03/21/47	AUD	21,519	17,181,191

Canada — 1.5%
Canada Government Bond:
0.75%, 03/01/21	CAD	16,901	12,045,190
1.50%, 09/01/24		124,983	92,249,230

			104,294,420

Security	Par (000)		Value

China — 1.7%
People’s Republic of China, 3.29%, 05/23/29	CNY	785,290	$115,820,888

Germany — 0.3%
Bundesrepublik Deutschland, 0.00%, 08/15/50	EUR	17,887	19,567,349

Italy — 1.3%
Republic of Italy:
1.35%, 04/01/30		50,519	54,854,142
3.85%, 09/01/49(a)		22,815	32,619,022

			87,473,164

Japan — 0.4%
Japan Government Bond, 0.40%, 09/20/49	JPY	2,900,300	26,851,883

Spain — 0.8%
Kingdom of Spain, 0.60%, 10/31/29(a)	EUR	47,916	52,639,398

Total Foreign Government Obligations — 6.3% (Cost: $460,730,546)			433,815,368

	Shares

Investment Companies — 3.7%
Consumer Discretionary Select Sector SPDR Fund(f)		67,509	6,621,283
Financial Select Sector SPDR Fund(f)		341,047	7,100,599
Industrial Select Sector SPDR Fund(f)		124,668	7,356,659
iShares China Large-Cap ETF(f)*		180,812	6,787,682
iShares iBoxx $ Investment Grade Corporate Bond ETF*		80,994	10,003,569
iShares MSCI Emerging Markets ETF*		89,144	3,042,485
iShares Russell 2000 ETF(f)*		96,754	11,074,463
iShares S&P 500 Value ETF*		80,267	7,725,699
KraneShares CSI China Internet ETF(f)		48,809	2,209,583
SPDR Gold Shares(d)(p)		908,694	134,532,146
SPDR S&P 500 ETF Trust(f)		185,218	47,739,939
SPDR S&P Oil & Gas Exploration & Production ETF(f)		107,050	3,521,945
United States Oil Fund LP(p)		564,600	2,376,966
VanEck Vectors Semiconductor ETF		29,623	3,470,038

Total Investment Companies — 3.7% (Cost: $290,671,341)			253,563,056

	Par (000)
Non-Agency Mortgage-Backed Securities — 0.1%

Commercial Mortgage-Backed Securities — 0.1%

United States — 0.1%
BX Trust(a)(q):
Series 2019-OC11, Class D, 4.08%, 12/09/41	USD	2,801	2,197,856
Series 2019-OC11, Class E, 4.08%, 12/09/41		3,926	2,923,445

Total Non-Agency Mortgage-Backed Securities — 0.1% (Cost: $6,651,806)			5,121,301

9

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Preferred Securities — 1.8%

Capital Trusts — 0.7%

Netherlands — 0.0%
ING Groep NV, 6.00%(n)(r)	USD	2,533	$2,401,284

United Kingdom — 0.3%(n)(r)
HSBC Holdings plc, 6.37%		9,863	9,147,932
Lloyds Bank plc, 13.00%	GBP	5,252	11,236,745

			20,384,677

United States — 0.4%
American Express Co., Series C, 4.03%(n)(r)	USD	3,352	2,832,440
Citigroup, Inc., Series Q, 5.95%(n)(r)		4,629	4,073,520
Goldman Sachs Group, Inc. (The), Series M, 5.38%(n)(r)		5,396	4,822,675
Morgan Stanley, Series H, 5.44%(n)(r)		3,808	3,208,240
NBCUniversal Enterprise, Inc., 5.25%(a) (r)		3,909	3,909,000
Prudential Financial, Inc.(n):
5.63%, 06/15/43		1,927	1,810,802
5.87%, 09/15/42		2,901	2,813,970
USB Capital IX, 3.50%(n)(r)		1,344	1,001,280

			24,471,927

Total Capital Trusts — 0.7% (Cost: $50,504,709)			47,257,888

	Shares

Preferred Stocks — 0.9%

Brazil — 0.0%
Banco Bradesco SA (Preference)		4,996	20,076
Centrais Eletricas Brasileiras SA (Preference)		12,366	62,828
Itau Unibanco Holding SA (Preference)		392,311	1,753,134
Petroleo Brasileiro SA (Preference)		16,967	45,552

			1,881,590

Germany — 0.2%
Henkel AG & Co. KGaA (Preference)		148,443	11,872,713

United States — 0.7%
C3.ai, Inc., Series D (Acquired 10/07/19, cost $6,972,964)(c)(d)(e)		1,572,648	6,227,686
C3.ai, Inc., Series E (Acquired 10/07/19, cost $800,895)(c)(d)(e)		180,630	715,295
Databricks, Inc., Series F (Acquired 10/22/19, cost $3,896,150)(c)(d)(e)		90,717	4,132,159
Grand Rounds, Inc., Series C (Acquired 03/31/15, cost $5,939,231)(c)(d)(e)		1,929,993	5,770,679
Grand Rounds, Inc., Series D (Acquired 05/01/18, cost $3,180,966)(c)(d)(e)		1,184,166	3,505,131
Lookout, Inc., Series F (Acquired 09/19/14-10/22/14, cost $10,936,522)(c)(d)(e)		863,811	9,579,664
Palantir Technologies, Inc., Series I (Acquired 02/11/14, cost $11,447,321)(c)(d)(e)		1,867,426	10,308,192
SambaNova Systems, Inc. Series C (Acquired 02/19/20, cost $4,030,858)(c)(d)(e)		75,709	3,927,783

Security	Shares	Value

United States (continued)
Wells Fargo & Co., Series L, 7.50%(j)(r)	2,677	$3,410,552

		47,577,141

Total Preferred Stocks — 0.9% (Cost: $66,113,901)		61,331,444

Trust Preferreds — 0.2%

United States — 0.2%(n)
Citigroup Capital XIII, 8.14%, 10/30/40	235,006	6,016,154
GMAC Capital Trust I, Series 2, 7.48%, 02/15/40	258,151	5,294,677

		11,310,831

Total Trust Preferreds — 0.2% (Cost: $12,704,686)		11,310,831

Total Preferred Securities — 1.8% (Cost: $129,323,296)		119,900,163

	Par (000)

U.S. Government Sponsored Agency Securities — 4.8%

Mortgage-Backed Securities — 4.8%
Government National Mortgage Association, 3.50%, 04/15/50(s)	11,110	11,709,844
Uniform Mortgage-Backed Securities:
4.00%, 04/01/44-09/01/47	65,154	71,069,494
2.50%, 04/25/50(s)	15,486	16,042,528
3.50%, 04/25/50(s)	93,325	98,627,726
4.00%, 04/25/50(s)	122,120	130,230,401

		327,679,993

Total U.S. Government Sponsored Agency Securities — 4.8% (Cost: $322,052,485)		327,679,993

U.S. Treasury Obligations — 10.0%
U.S. Treasury Bonds, 2.38%, 11/15/49(t)(u)	65,794	81,969,449
U.S. Treasury Inflation Linked Notes:
0.63%, 04/15/23	33,690	33,934,926
0.50%, 04/15/24	292,416	296,640,188
0.13%, 10/15/24-01/15/30	50,347	51,155,783
U.S. Treasury Notes:
1.75%, 11/15/20(p)	20,085	20,296,329
1.75%, 11/15/29(h)(t)	180,869	198,701,443

Total U.S. Treasury Obligations — 10.0% (Cost: $647,417,494)		682,698,118

Total Long-Term Investments — 87.4% (Cost: $6,343,314,525)		5,979,664,641

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Short-Term Securities — 18.1%

Foreign Government Obligations — 6.1%(v)

Japan—6.1%
Japan Treasury Discount Bills:
(0.15)%, 04/06/20	JPY	7,059,600	$65,656,455
(0.57)%, 04/20/20		5,212,150	48,478,146
(0.13)%, 04/27/20		5,587,250	51,969,869
(0.16)%, 05/07/20		6,401,300	59,545,868
(0.38)%, 05/11/20		5,150,300	47,909,984
(0.45)%, 05/18/20		2,207,400	20,534,904
(0.44)%, 05/25/20		6,615,550	61,545,445
(0.41)%, 06/22/20		6,791,600	63,193,594

			418,834,265

Total Foreign Government Obligations — 6.1% (Cost: $407,954,228)			418,834,265

	Shares

Money Market Funds — 2.2%(w)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%		19,885,600	19,885,600
SL Liquidity Series, LLC, Money Market Series, 0.88%(x)		131,155,698	131,116,351

Total Money Market Funds — 2.2% (Cost: $150,987,259)			151,001,951

	Par (000)

Time Deposits — 0.0%

Australia — 0.0%
Brown Brothers Harriman & Co., 0.02%, 04/01/20	AUD	32	19,506

Canada — 0.0%
Brown Brothers Harriman & Co., 0.04%, 04/01/20	CAD	1,444	1,026,323

Denmark — 0.0%
Brown Brothers Harriman & Co., (0.58)%, 04/01/20	DKK	24	3,542

Europe — 0.0%
Citibank NA, (0.65)%, 04/01/20	EUR	709	781,551

Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc., (0.27)%, 04/01/20	JPY	111,005	1,032,361

Norway — 0.0%
Brown Brothers Harriman & Co., 0.01%, 04/01/20	NOK	182	17,535

Switzerland — 0.0%
Brown Brothers Harriman & Co., (1.86)%, 04/01/20	CHF	4	3,944

United Kingdom — 0.0%
Citibank NA, 0.03%, 04/01/20	GBP	247	307,396

Total Time Deposits — 0.0% (Cost: $3,192,158)			3,192,158

Security	Par (000)		Value

U.S. Treasury Obligations — 9.8%
U.S. Treasury Bills(v):
0.19%, 05/07/20	USD	106,000	$105,993,242
0.22%, 05/12/20		23,000	22,997,512
0.75%, 08/20/20		50,000	49,982,865
0.76%, 08/27/20		20,000	19,992,579
0.91%, 04/23/20		55,500	55,498,932
1.28%, 05/28/20		70,250	70,241,658
1.50%, 06/11/20		80,000	79,985,563
1.52%, 07/09/20		22,250	22,245,319
1.53%, 04/30/20		50,000	49,997,774
1.55%, 05/14/20		109,820	109,809,834
1.55%, 05/21/20		85,000	84,992,326

Total U.S. Treasury Obligations — 9.8% (Cost: $670,641,651)			671,737,604

Total Short-Term Securities — 18.1% (Cost: $1,232,775,296)			1,244,765,978

Total Options Purchased — 0.5% (Cost: $47,673,320)			34,211,274

Total Investments Before Options Written, TBA Sale Commitments and Investments Sold Short — 106.0% (Cost: $7,623,763,141)			7,258,641,893

Total Options Written — (1.2)% (Premiums Received — $51,709,249)			(79,468,307)

TBA Sale Commitments — (2.0)%(s)
Government National Mortgage Association, 3.50%, 04/15/50		11,110	(11,709,844)
Uniform Mortgage-Backed Securities:
2.50%, 04/25/50		15,486	(16,042,528)
3.50%, 04/25/50		93,325	(98,627,726)
4.00%, 04/25/50		12,837	(13,689,144)

Total TBA Sale Commitments — (2.0)% (Proceeds: $139,864,710)			(140,069,242)

Shares
Investments Sold Short — (0.2)%

Common Stocks — (0.2)%

United States — (0.2)%
3M Co		47,553	$(6,491,460)
Netflix, Inc.(d)		12,863	(4,830,056)

			(11,321,516)

Total Common Stocks — (0.2)% (Proceeds: $11,921,412)			(11,321,516)

Total Investments Sold Short — (0.2)% (Proceeds: $11,921,412)			(11,321,516)

Total Investments Net of Options Written, TBA Sale Commitments and Investments Sold Short — 102.6% (Cost: $7,420,267,770)			7,027,782,828

Liabilities in Excess of Other Assets — (2.6)%			(181,112,817)

Net Assets — 100.0%			$6,846,670,011

11

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $66,950,620, representing 0.98% of its net assets as of period end, and an original cost of $79,282,120.

(d)	Non-income producing security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. (f) Security, or a portion of the security, is on loan.
(g)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates. (j) Convertible security.
(k)	Issuer filed for bankruptcy and/or is in default. (l) Zero-coupon bond.
(m)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(n)	Variable rate security. Rate shown is the rate in effect as of period end.
(o)

Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate. (p) All or a portion of the security is held by a wholly-owned subsidiary.

(q)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(r)	Perpetual security with no stated maturity date. (s) Represents or includes a TBA transaction.
(t)

All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps. (u) All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments. (v) Rates are discount rates or a range of discount rates as of period end.

(w)	Annualized 7-day yield as of period end.
(x)	Security was purchased with the cash collateral from loaned securities.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 12/31/19	Shares Purchased	Shares Sold	Par/Shares Held at 03/31/20	Value at 03/31/20	Income (Expense)		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	12,096,488	7,789,112	—	19,885,600	$19,885,600	$62,431		$—	$—
SL Liquidity Series, LLC, Money Market Series(b)	117,709,841	13,445,857	—	131,155,698	131,116,351	487,141	(c)	(186,375)	6,205
Bio City Development Co. BV, 8.00%, 07/06/20	21,400,000	—	—	21,400,000	2,595,820	—		—	(239,680)
iShares China Large-Cap ETF	189,176	399,314	(407,678)	180,812	6,787,682	—		(628,680)	(1,246,692)
iShares iBoxx $ High Yield Corporate Bond ETF(d)	—	322,900	(322,900)	—	—	—		4,243,602	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	80,994	—	80,994	10,003,569	(146,235)		6,711,187	2,773
iShares MSCI Emerging Markets ETF	454,236	—	(365,092)	89,144	3,042,485	—		(2,211,928)	(1,042,838)
iShares Russell 2000 ETF	82,300	102,700	(88,246)	96,754	11,074,463	40,627		(4,021,080)	(5,303,226)
iShares S&P 500 Value ETF	80,267	—	—	80,267	7,725,699	65,955		—	(2,716,235)
Quintis Australia Pty. Ltd., 7.50%, 10/01/26	17,073,990	—	—	17,073,990	16,379,648	—		—	(346,997)
Quintis Australia Pty. Ltd., 12.00%, 10/01/28	18,591,047	—	—	18,591,047	18,591,047	1		—	70,100
Quintis HoldCo Pty. Ltd.	9,827,224	—	—	9,827,224	967,156	—		—	(5,653,248)

					$228,169,520	$509,920		$3,906,726	$(16,469,838)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the Fund.

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Australia 10 Year Bond	257	06/15/20	$23,809	$96,138
EURO STOXX 50 Index	1,000	06/19/20	30,297	2,475,802
MSCI Emerging Markets E-Mini Index	210	06/19/20	8,850	(316,737)
U.S. Treasury 10 Year Note	1,558	06/19/20	216,075	1,583,188
U.S. Treasury 10 Year Ultra Note	1,856	06/19/20	289,594	7,906,721
U.S. Treasury Ultra Bond	797	06/19/20	176,834	2,137,280

				13,882,392

Short Contracts
Euro-Bund	178	06/08/20	33,867	489,248
Yen Denominated Nikkei 225 Index	113	06/11/20	9,797	490,539
SPI 200 Index	17	06/18/20	1,336	9,332
FTSE 100 Index	1	06/19/20	70	(9,111)
NASDAQ 100 E-Mini Index	108	06/19/20	16,818	(1,072,758)
S&P 500 E-Mini Index	1,622	06/19/20	208,403	(6,553,104)
U.S. Treasury 2 Year Note	2,537	06/30/20	559,111	(164,335)
U.S. Treasury 5 Year Note	984	06/30/20	123,354	(46,339)

				(6,856,528)

				$7,025,864

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	21,137,008	ZAR	313,635,156	Bank of America NA	04/03/20	$3,603,985
USD	9,445,778	CAD	12,337,000	Morgan Stanley & Co. International plc	04/16/20	677,908
USD	1,625,143	GBP	1,256,000	Deutsche Bank AG	04/16/20	64,637
USD	5,763,166	BRL	25,050,000	BNP Paribas SA	04/17/20	947,216
USD	1,625,475	GBP	1,256,000	Bank of America NA	04/23/20	64,678
USD	1,625,750	GBP	1,256,000	UBS AG	04/30/20	64,663
USD	11,474,429	IDR	159,827,981,978	BNP Paribas SA	04/30/20	1,700,150
USD	21,925,345	IDR	305,639,309,022	JPMorgan Chase Bank NA	04/30/20	3,233,973
USD	19,905,881	RUB	1,303,238,000	Bank of America NA	04/30/20	3,281,827
USD	19,233,780	BRL	81,080,000	Credit Suisse International	05/04/20	3,664,115
USD	19,901,171	IDR	286,775,877,000	JPMorgan Chase Bank NA	05/04/20	2,381,459
USD	19,817,342	MXN	395,788,000	Citibank NA	05/04/20	3,214,500
USD	16,154,000	CNY	112,981,076	Morgan Stanley & Co. International plc	05/07/20	230,313
JPY	1,527,236,000	USD	13,975,433	JPMorgan Chase Bank NA	05/08/20	254,147
USD	22,963,779	BRL	96,937,000	Deutsche Bank AG	05/08/20	4,354,210
CHF	3,000	USD	3,094	BNP Paribas SA	05/14/20	30
CHF	18,326,000	USD	18,898,434	JPMorgan Chase Bank NA	05/14/20	183,088
USD	17,890,195	INR	1,303,909,000	BNP Paribas SA	06/05/20	909,421
USD	20,240,847	JPY	2,131,867,225	JPMorgan Chase Bank NA	06/05/20	358,363
GBP	2,689,613	EUR	2,949,816	JPMorgan Chase Bank NA	06/12/20	82,728
JPY	5,878,637,000	USD	53,868,376	Morgan Stanley & Co. International plc	06/12/20	972,753
USD	16,219,017	CLP	13,148,757,000	HSBC Bank plc	06/12/20	827,358
USD	32,700,040	INR	2,494,610,514	JPMorgan Chase Bank NA	06/15/20	258,693
GBP	5,378,126	EUR	5,907,108	Morgan Stanley & Co. International plc	06/17/20	155,032
GBP	5,385,921	EUR	5,905,000	JPMorgan Chase Bank NA	06/18/20	166,901
GBP	5,380,164	EUR	5,905,000	Morgan Stanley & Co. International plc	06/18/20	159,740
JPY	1,431,837,821	EUR	12,044,457	Bank of America NA	06/18/20	37,187
USD	7,111,183	ZAR	110,918,000	Citibank NA	06/18/20	972,955
JPY	2,594,589,536	USD	24,110,545	Morgan Stanley & Co. International plc	06/19/20	100,724
JPY	2,572,044,307	EUR	21,663,000	Deutsche Bank AG	06/25/20	37,119
AUD	28,042,000	USD	16,673,296	UBS AG	06/26/20	578,936

13

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	20,510,000	USD	22,197,027	Barclays Bank plc	06/26/20	$497,459

						34,036,268

ZAR	313,635,156	USD	21,595,605	HSBC Bank plc	04/03/20	(4,062,582)
AUD	17,499,000	USD	12,199,690	UBS AG	04/09/20	(1,435,705)
GBP	21,666,000	USD	28,331,521	HSBC Bank plc	04/09/20	(1,417,799)
GBP	35,301,000	USD	46,023,760	JPMorgan Chase Bank NA	04/16/20	(2,164,339)
BRL	34,038,000	USD	8,108,147	Deutsche Bank AG	04/17/20	(1,564,223)
GBP	35,302,000	USD	46,036,085	JPMorgan Chase Bank NA	04/23/20	(2,167,256)
GBP	35,188,000	USD	45,904,604	JPMorgan Chase Bank NA	04/30/20	(2,169,301)
IDR	213,789,727,000	USD	13,083,827	JPMorgan Chase Bank NA	04/30/20	(9,516)
RUB	456,133,300	USD	6,995,909	BNP Paribas SA	04/30/20	(1,177,491)
RUB	847,104,700	USD	13,032,380	JPMorgan Chase Bank NA	04/30/20	(2,226,745)
BRL	81,080,000	USD	19,756,335	Credit Suisse International	05/04/20	(4,186,669)
IDR	286,775,877,000	USD	20,047,248	JPMorgan Chase Bank NA	05/04/20	(2,527,536)
MXN	395,788,000	USD	20,133,686	Goldman Sachs International	05/04/20	(3,530,845)
HKD	5,362,000	USD	691,666	JPMorgan Chase Bank NA	05/07/20	(140)
KRW	28,868,087,000	USD	24,423,085	JPMorgan Chase Bank NA	05/07/20	(713,899)
MXN	154,055,000	USD	8,154,424	Barclays Bank plc	05/07/20	(1,694,873)
MXN	309,235,000	USD	16,402,058	Citibank NA	05/07/20	(3,435,786)
RUB	1,044,122,000	USD	16,378,428	Bank of America NA	05/07/20	(3,068,718)
RUB	519,316,000	USD	8,120,657	BNP Paribas SA	05/07/20	(1,500,793)
USD	13,670,000	HKD	106,219,155	BNP Paribas SA	05/07/20	(28,863)
USD	27,179,000	HKD	211,191,702	Morgan Stanley & Co. International plc	05/07/20	(57,953)
ZAR	156,091,000	USD	10,553,114	Barclays Bank plc	05/07/20	(1,872,953)
BRL	34,927,000	USD	8,150,992	Credit Suisse International	05/08/20	(1,445,849)
BRL	35,579,000	USD	8,166,877	Deutsche Bank AG	05/08/20	(1,336,566)
EUR	34,589,000	USD	38,599,020	JPMorgan Chase Bank NA	05/08/20	(395,193)
USD	24,565,966	EUR	22,440,000	Morgan Stanley & Co. International plc	05/08/20	(219,194)
USD	13,982,515	JPY	1,527,236,000	Deutsche Bank AG	05/08/20	(247,065)
HKD	5,362,000	USD	691,657	JPMorgan Chase Bank NA	05/14/20	(145)
USD	40,964,000	HKD	318,269,798	Morgan Stanley & Co. International plc	05/14/20	(81,727)
BRL	35,677,000	USD	8,234,737	Credit Suisse International	05/15/20	(1,388,892)
MXN	155,049,000	USD	8,236,772	Citibank NA	05/15/20	(1,743,262)
RUB	526,535,000	USD	8,212,993	BNP Paribas SA	05/15/20	(1,511,403)
JPY	2,091,308,499	USD	19,670,000	Deutsche Bank AG	06/04/20	(166,545)
USD	18,832,982	JPY	2,091,308,499	Citibank NA	06/04/20	(670,473)
JPY	2,510,167,380	USD	23,604,000	Citibank NA	06/05/20	(193,366)
USD	3,401,827	JPY	378,300,155	Citibank NA	06/05/20	(126,323)
JPY	2,001,025,000	USD	18,738,154	Bank of America NA	06/11/20	(71,554)
USD	18,025,628	JPY	2,001,025,000	Citibank NA	06/11/20	(640,971)
EUR	24,778,000	USD	28,023,645	Goldman Sachs International	06/12/20	(620,573)
USD	5,985,866	JPY	664,449,050	Citibank NA	06/12/20	(212,703)
USD	47,393,092	JPY	5,214,187,950	UBS AG	06/12/20	(1,249,468)
EUR	14,560,000	USD	16,318,033	Deutsche Bank AG	06/18/20	(211,969)
JPY	2,734,027,200	USD	26,242,723	Deutsche Bank AG	06/18/20	(731,296)
USD	17,257,432	JPY	1,915,057,200	Citibank NA	06/18/20	(612,120)
USD	7,636,155	JPY	818,970,000	Goldman Sachs International	06/18/20	(5,719)
EUR	26,351,000	USD	30,124,366	Goldman Sachs International	06/19/20	(974,204)
JPY	1,842,110,000	USD	17,585,742	Goldman Sachs International	06/19/20	(396,194)
NOK	114,297,000	USD	11,837,405	JPMorgan Chase Bank NA	06/19/20	(840,313)
USD	17,091,349	JPY	1,842,110,000	HSBC Bank plc	06/19/20	(98,199)
USD	25,350,092	JPY	2,757,747,788	HSBC Bank plc	06/22/20	(386,708)
USD	15,309,259	INR	1,206,982,000	JPMorgan Chase Bank NA	06/24/20	(367,039)
JPY	3,119,472,000	USD	29,301,107	Deutsche Bank AG	06/25/20	(185,078)

						(58,144,096)

Net Unrealized Depreciation						$(24,107,828)

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
CAD Currency	One-Touch	Citibank NA	05/04/20	JPY	84.00	CAD	84.00	CAD	1,085	$21,741
CAD Currency	One-Touch	UBS AG	05/04/20	JPY	84.00	CAD	84.00	CAD	2,218	44,443
EUR Currency	Up and In	Bank of America NA	05/25/20	CHF	1.16	CHF	1.16	EUR	533	10,018
EUR Currency	Up and In	Bank of America NA	05/25/20	CHF	1.16	CHF	1.16	EUR	540	10,150
AUD Currency	One-Touch	JPMorgan Chase Bank NA	06/08/20	JPY	76.00	AUD	76.00	AUD	2,532	17,604
USD Currency	One-Touch	Standard Chartered Bank	06/16/20	CNH	6.70	CNH	6.70	USD	1,622	118,893
		Goldman Sachs
EUR Currency	One-Touch	International	08/13/20	USD	1.05	EUR	1.05	EUR	795	105,330
EUR Currency	Up and In	Bank of America NA	08/25/20	CHF	1.17	CHF	1.17	EUR	533	22,823
EUR Currency	Up and In	Bank of America NA	08/25/20	CHF	1.17	CHF	1.17	EUR	540	23,123

										$374,125

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	102	04/03/20	USD	270.00	USD	2,629	$6,987
BP plc	2,144	04/17/20	USD	39.00	USD	5,229	3,216
Invesco QQQ Trust, Series 1	290	04/17/20	USD	225.00	USD	5,522	2,610
Invesco QQQ Trust, Series 1	1,090	04/17/20	USD	220.00	USD	20,754	16,350
iShares China Large-Cap ETF	4,147	04/17/20	USD	45.00	USD	15,568	10,368
Marathon Petroleum Corp.	2,364	04/17/20	USD	62.50	USD	5,584	14,184
S&P 500 Index	3,473	04/17/20	USD	3,144.57	USD	8,977	142
SPDR S&P 500 ETF Trust	635	04/17/20	USD	260.00	USD	16,367	544,513
SPDR S&P 500 ETF Trust	800	04/17/20	USD	290.00	USD	20,620	25,600
SPDR S&P 500 ETF Trust	1,328	04/17/20	USD	315.00	USD	34,229	7,304
SPDR S&P 500 ETF Trust	1,737	04/17/20	USD	323.00	USD	44,771	7,817
SPDR S&P 500 ETF Trust	2,199	04/17/20	USD	320.00	USD	56,679	9,896
SPDR S&P 500 ETF Trust	15,375	04/17/20	USD	346.00	USD	396,291	23,063
UnitedHealth Group, Inc	658	04/17/20	USD	260.00	USD	16,409	536,270
SPDR S&P 500 ETF Trust	816	04/24/20	USD	310.00	USD	21,032	9,792
CVS Health Corp.	322	05/15/20	USD	65.00	USD	1,910	53,935
Invesco QQQ Trust, Series 1	625	05/15/20	USD	230.00	USD	11,900	18,125
Microsoft Corp.	350	05/15/20	USD	170.00	USD	5,520	194,250
ServiceNow, Inc.	241	05/15/20	USD	350.00	USD	6,907	104,835
SPDR S&P 500 ETF Trust	2,735	05/15/20	USD	270.00	USD	70,495	2,364,408
Alphabet, Inc.	29	06/19/20	USD	1,400.00	USD	3,372	31,900
Charter Communications, Inc.	159	06/19/20	USD	540.00	USD	6,937	74,730
Costco Wholesale Corp.	137	06/19/20	USD	300.00	USD	3,906	193,170
Exxon Mobil Corp.	1,354	06/19/20	USD	62.50	USD	5,141	9,478
Facebook, Inc.	409	06/19/20	USD	205.00	USD	6,822	64,009
Fortive Corp	375	06/19/20	USD	60.00	USD	2,070	136,875
Intuitive Surgical, Inc.	11	06/19/20	USD	630.00	USD	545	6,820
NXP Semiconductors NV	399	06/19/20	USD	95.00	USD	3,309	130,872
salesforce.com, Inc.	489	06/19/20	USD	185.00	USD	7,041	50,367
SPDR S&P 500 ETF Trust	658	06/19/20	USD	328.00	USD	16,960	12,173
Amazon.com, Inc.	61	07/17/20	USD	2,100.00	USD	11,893	525,820
Autodesk, Inc	456	07/17/20	USD	200.00	USD	7,118	155,952
Comcast Corp.	1,950	07/17/20	USD	42.50	USD	6,704	181,350
Invesco QQQ Trust, Series 1	670	07/17/20	USD	228.00	USD	12,757	94,470
SPDR S&P 500 ETF Trust	1,153	07/17/20	USD	285.00	USD	29,719	774,816
VMware, Inc.	647	07/17/20	USD	140.00	USD	7,835	375,260
Boston Scientific Corp.	1,080	08/21/20	USD	35.00	USD	3,524	249,480
Home Depot, Inc. (The)	876	08/21/20	USD	185.00	USD	16,356	1,992,900
L3Harris Technologies, Inc.	190	08/21/20	USD	200.00	USD	3,422	258,400
PPG Industries, Inc.	407	08/21/20	USD	95.00	USD	3,403	177,045
Capital One Financial Corp	671	09/18/20	USD	60.00	USD	3,383	277,123
SPDR S&P 500 ETF Trust	341	09/30/20	USD	294.00	USD	8,789	233,415

15

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
SPDR S&P 500 ETF Trust	1,541	12/18/20	USD	290.00	USD	39,719	$1,702,805

							11,662,895

Put
iShares iBoxx $ High Yield Corporate Bond ETF	468	04/17/20	USD	87.00	USD	3,607	484,380
iShares iBoxx $ High Yield Corporate Bond ETF	1,880	04/17/20	USD	88.00	USD	14,489	2,133,800

							2,618,180

							$14,281,075

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Apple, Inc.	Morgan Stanley & Co. International plc	40,400	04/17/20	USD	270.00	USD	10,273	$173,720
HCA Healthcare, Inc.	Morgan Stanley & Co. International plc	14,312	04/17/20	USD	135.00	USD	1,286	771
Hess Corp.	Nomura International plc	140,525	04/17/20	USD	60.00	USD	4,679	49,184
Lowe’s Cos., Inc.	Nomura International plc	84,795	04/17/20	USD	125.00	USD	7,297	8,381
SPDR Gold Shares(a)	Societe Generale SA	180,117	04/17/20	USD	149.00	USD	26,666	532,246
USD Currency	Morgan Stanley & Co. International plc	—	04/28/20	CNH	7.05	USD	49,287	499,042
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	131,919	05/01/20	USD	160.00	USD	19,531	166,878
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	267,835	05/01/20	USD	155.00	USD	39,653	563,793
Agilent Technologies, Inc.	Nomura International plc	119,232	05/15/20	USD	87.50	USD	8,539	103,136
Alibaba Group Holding Ltd.	Societe Generale SA	46,564	05/15/20	USD	230.00	USD	9,056	29,103
SPDR Gold Shares(a)	Societe Generale SA	288,995	05/15/20	USD	151.00	USD	42,786	1,192,104
S&P 500 Index	Goldman Sachs International	3,579	06/02/20	USD	3,113.65	USD	9,250	10,966
Eli Lilly & Co.	Citibank NA	61,123	06/19/20	USD	142.00	USD	8,479	488,177
HCA Healthcare, Inc.	Morgan Stanley & Co. International plc	14,312	06/19/20	USD	135.00	USD	1,286	11,445
SPDR Gold Shares(a)	Societe Generale SA	470,668	06/19/20	USD	151.00	USD	69,682	2,671,033
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	220,721	06/30/20	USD	160.00	USD	32,678	783,560
SPDR S&P 500 ETF Trust	Morgan Stanley & Co. International plc	198,200	06/18/21	USD	360.00	USD	51,086	287,390

								7,570,929

Put
USD Currency	Bank of America NA	—	04/06/20	JPY	103.50	USD	34,505	30,568
USD Currency	Morgan Stanley & Co. International plc	—	04/22/20	JPY	108.25	USD	64,918	1,039,306
EUR Currency	UBS AG	—	04/23/20	JPY	120.00	EUR	36,142	733,649
USD Currency	HSBC Bank plc	—	04/27/20	JPY	106.75	USD	60,815	688,397
USD Currency	Bank of America NA	—	04/30/20	RUB	63.00	USD	19,767	2,303
USD Currency	Bank of America NA	—	05/04/20	IDR	14,000.00	USD	19,767	8,848
USD Currency	Citibank NA	—	05/04/20	MXN	19.00	USD	19,767	7,406
USD Currency	Citibank NA	—	05/04/20	ZAR	14.40	USD	39,534	6,861
USD Currency	Citibank NA	—	05/04/20	TRY	5.70	USD	39,534	8,346
USD Currency	JPMorgan Chase Bank NA	—	05/04/20	BRL	3.93	USD	19,767	33
EUR Currency	UBS AG	—	05/08/20	USD	1.09	EUR	231,568	1,599,759
USD Currency	Morgan Stanley & Co. International plc	—	05/26/20	JPY	108.00	USD	17,036	349,264
USD Currency	BNP Paribas SA	—	06/18/20	JPY	108.00	USD	72,494	1,688,908
USD Currency	Morgan Stanley & Co. International plc	—	07/09/20	JPY	103.00	USD	61,834	744,024
EUR Currency	Bank of America NA	—	07/23/20	USD	1.12	EUR	11,570	304,010
EUR Currency	Citibank NA	—	08/19/20	USD	1.07	EUR	36,247	380,823
EUR Currency	HSBC Bank plc	—	08/19/20	JPY	116.50	EUR	21,748	474,337

								8,066,842

								$15,637,771

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency

Call
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.08%	Semi-Annual	Bank of America NA	08/13/20	1.08%	USD	47,023	$2,076,671

Put
10-Year Interest Rate Swap	1.88%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA JPMorgan Chase	04/08/20	1.88	USD	82,095	8
10-Year Interest Rate Swap(a)	1.80%	Semi-Annual	3 month LIBOR	Quarterly	Bank NA	08/11/20	1.80	USD	85,363	62,997
10-Year Interest Rate Swap(a)	2.08%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	08/13/20	2.08	USD	47,023	15,472

										78,477

										$2,155,148

(a)	Forward settling swaption.

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date		Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

2Y-10Y CMS Index Cap	0.50%	Morgan Stanley & Co. International plc	05/06/20	USD	818,199	$128,449	$368,190	$(239,741)
2Y-10Y CMS Index Cap	0.50	Goldman Sachs International	08/27/20	USD	687,929	1,634,706	1,754,220	(119,514)

						$1,763,155	$2,122,410	$(359,255)

OTC Barrier Options Written

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
SPDR Gold Shares(a)	Up and In	Societe Generale SA	325,847	06/19/20	USD	161.00	USD	161.00	USD	48,242	$(967,766)

Put
USD Currency	Down and In	Bank of America NA	—	04/06/20	JPY	100.00	JPY	96.50	USD	34,505	$(5,556)
		Goldman Sachs
S&P 500 Index	One-Touch	International	3,579	06/02/20	USD	2,871.81	USD	2,569.51	USD	9,253	(1,046,770)

											(1,052,326)

											$(2,020,092)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
HCA Healthcare, Inc.	273	04/03/20	USD	157.50	USD	2,453	$(12,285)
Amazon.com, Inc.	60	04/17/20	USD	2,100.00	USD	11,698	(82,350)
Anthem, Inc.	265	04/17/20	USD	330.00	USD	6,017	(15,900)
Apple, Inc.	414	04/17/20	USD	325.00	USD	10,528	(1,863)
Becton Dickinson and Co.	329	04/17/20	USD	270.00	USD	7,559	(13,160)

17

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Gilead Sciences, Inc.	601	04/17/20	USD	80.00	USD	4,493	$(168,280)
Marathon Petroleum Corp.	1,030	04/17/20	USD	67.50	USD	2,433	(12,360)
Mastercard, Inc.	265	04/17/20	USD	345.00	USD	6,401	(13,383)
SPDR S&P 500 ETF Trust	135	04/17/20	USD	286.00	USD	3,480	(7,020)
SPDR S&P 500 ETF Trust	1,737	04/17/20	USD	333.00	USD	44,771	(3,474)
UnitedHealth Group, Inc	265	04/17/20	USD	320.00	USD	6,609	(795)
Walmart, Inc.	700	04/17/20	USD	125.00	USD	7,953	(35,350)
Abbott Laboratories	416	06/19/20	USD	90.00	USD	3,283	(107,328)
DR Horton, Inc.	442	08/21/20	USD	47.50	USD	1,503	(55,029)
Home Depot, Inc. (The)	876	08/21/20	USD	220.00	USD	16,356	(630,720)
Lennar Corp.	368	08/21/20	USD	50.00	USD	1,406	(92,920)
SPDR S&P 500 ETF Trust	349	09/30/20	USD	253.00	USD	8,995	(924,850)
SPDR S&P 500 ETF Trust	1,905	09/30/20	USD	230.00	USD	49,101	(7,988,618)

							(10,165,685)

Put
Amazon.com, Inc.	60	04/17/20	USD	1,800.00	USD	11,698	(126,900)
Anthem, Inc.	265	04/17/20	USD	230.00	USD	6,017	(384,250)
Apple, Inc.	207	04/17/20	USD	265.00	USD	5,264	(339,998)
Becton Dickinson and Co.	329	04/17/20	USD	230.00	USD	7,559	(276,360)
Invesco QQQ Trust, Series 1	436	04/17/20	USD	180.00	USD	8,301	(209,280)
iShares iBoxx $ High Yield Corporate Bond ETF	744	04/17/20	USD	83.00	USD	5,734	(478,020)
Mastercard, Inc.	265	04/17/20	USD	280.00	USD	6,401	(1,040,125)
Merck & Co., Inc	1,008	04/17/20	USD	75.00	USD	7,756	(171,864)
Microsoft Corp.	711	04/17/20	USD	165.00	USD	11,213	(753,660)
NextEra Energy, Inc.	298	04/17/20	USD	250.00	USD	7,170	(466,370)
PPG Industries, Inc.	711	04/17/20	USD	105.00	USD	5,944	(1,514,430)
Raytheon Co.	134	04/17/20	USD	160.00	USD	1,757	(398,650)
SPDR S&P 500 ETF Trust	343	04/17/20	USD	300.00	USD	8,841	(1,501,483)
Target Corp.	362	04/17/20	USD	100.00	USD	3,366	(335,755)
UnitedHealth Group, Inc	265	04/17/20	USD	230.00	USD	6,609	(194,113)
UnitedHealth Group, Inc	658	04/17/20	USD	220.00	USD	16,409	(345,450)
VMware, Inc.	325	04/17/20	USD	140.00	USD	3,936	(604,500)
SPDR S&P 500 ETF Trust	816	04/24/20	USD	220.00	USD	21,032	(309,672)
CVS Health Corp.	322	05/15/20	USD	55.00	USD	1,910	(76,797)
Microsoft Corp.	350	05/15/20	USD	140.00	USD	5,520	(185,500)
Raytheon Co.	134	05/15/20	USD	170.00	USD	1,757	(545,715)
ServiceNow, Inc.	241	05/15/20	USD	260.00	USD	6,907	(350,655)
SPDR S&P 500 ETF Trust	343	05/15/20	USD	290.00	USD	8,841	(1,216,964)
SPDR S&P 500 ETF Trust	2,735	05/15/20	USD	220.00	USD	70,495	(1,754,503)
Alphabet, Inc.	29	06/19/20	USD	1,040.00	USD	3,372	(122,960)
Capital One Financial Corp	671	06/19/20	USD	42.50	USD	3,383	(265,045)
Charter Communications, Inc.	159	06/19/20	USD	390.00	USD	6,937	(285,405)
Exxon Mobil Corp.	1,354	06/19/20	USD	55.00	USD	5,141	(2,311,955)
Facebook, Inc.	409	06/19/20	USD	170.00	USD	6,822	(628,838)
Fortive Corp	375	06/19/20	USD	45.00	USD	2,070	(61,875)
Intuitive Surgical, Inc.	11	06/19/20	USD	500.00	USD	545	(58,465)
Netflix, Inc.	123	06/19/20	USD	240.00	USD	4,619	(38,561)
NXP Semiconductors NV	399	06/19/20	USD	70.00	USD	3,309	(166,782)
salesforce.com, Inc.	489	06/19/20	USD	135.00	USD	7,041	(444,990)
SPDR S&P 500 ETF Trust	658	06/19/20	USD	250.00	USD	16,960	(1,146,565)
SPDR S&P 500 ETF Trust	1,153	06/19/20	USD	210.00	USD	29,719	(835,925)
Amazon.com, Inc.	61	07/17/20	USD	1,520.00	USD	11,893	(207,248)
Autodesk, Inc	456	07/17/20	USD	140.00	USD	7,118	(505,020)
Comcast Corp.	1,950	07/17/20	USD	32.50	USD	6,704	(545,025)
Invesco QQQ Trust, Series 1	335	07/17/20	USD	160.00	USD	6,378	(239,525)
VMware, Inc.	647	07/17/20	USD	100.00	USD	7,835	(365,555)
Walt Disney Co. (The)	668	07/17/20	USD	90.00	USD	6,453	(584,500)
Boston Scientific Corp.	1,080	08/21/20	USD	26.00	USD	3,524	(135,000)
Home Depot, Inc. (The)	766	08/21/20	USD	135.00	USD	14,302	(440,450)
L3Harris Technologies, Inc.	190	08/21/20	USD	145.00	USD	3,422	(188,100)
PPG Industries, Inc.	407	08/21/20	USD	70.00	USD	3,403	(193,325)
SPDR S&P 500 ETF Trust	341	09/30/20	USD	190.00	USD	8,789	(265,980)
SPDR S&P 500 ETF Trust	349	09/30/20	USD	253.00	USD	8,995	(841,788)

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date		Exercise Price	Notional Amount (000)		Value
SPDR S&P 500 ETF Trust	1,541	09/30/20	USD	205.00	USD	39,719	$(1,624,214)
SPDR S&P 500 ETF Trust	1,905	09/30/20	USD	230.00	USD	49,101	(3,147,060)

							(29,231,170)

							$(39,396,855)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Apple, Inc.	Morgan Stanley & Co. International plc	40,400	04/17/20	USD	290.00	USD	10,273	$(33,330)
HCA Healthcare, Inc.	Morgan Stanley & Co. International plc	14,312	04/17/20	USD	150.00	USD	1,286	(84)
Hess Corp.	Nomura International plc	140,525	04/17/20	USD	70.00	USD	4,679	(25,295)
Lowe’s Cos., Inc.	Nomura International plc	84,795	04/17/20	USD	135.00	USD	7,297	(1,985)
SPDR Gold Shares(a)	Societe Generale SA	108,070	04/17/20	USD	159.00	USD	16,000	(82,133)
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	47,970	05/01/20	USD	170.00	USD	7,102	(25,184)
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	97,395	05/01/20	USD	165.00	USD	14,419	(76,942)
SPDR Gold Shares(a)	Societe Generale SA	144,497	05/15/20	USD	161.00	USD	21,393	(249,257)
Comcast Corp.	Citibank NA	377,013	06/19/20	USD	40.00	USD	12,962	(371,358)
Eli Lilly & Co.	Citibank NA	61,123	06/19/20	USD	153.00	USD	8,479	(196,156)
HCA Healthcare, Inc.	Morgan Stanley & Co. International plc	14,312	06/19/20	USD	150.00	USD	1,286	(23,417)
Roche Holding AG	BNP Paribas SA	13,506	06/19/20	CHF	360.00	CHF	4,242	(29,442)
Sanofi	Barclays Bank plc	33,216	06/19/20	EUR	96.00	EUR	2,662	(12,017)
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	73,574	06/30/20	USD	175.00	USD	10,893	(115,511)

								(1,242,111)

Put
TOPIX Banks Index	Morgan Stanley & Co. International plc	7,508,605	04/10/20	JPY	157.82	JPY	822,418	(3,372,225)
Apple, Inc.	Morgan Stanley & Co. International plc	40,400	04/17/20	USD	200.00	USD	10,273	(63,816)
HCA Healthcare, Inc.	Morgan Stanley & Co. International plc	14,312	04/17/20	USD	95.00	USD	1,286	(123,762)
Hess Corp.	Nomura International plc	140,525	04/17/20	USD	52.50	USD	4,679	(2,575,121)
USD Currency	Deutsche Bank AG	—	04/22/20	JPY	104.00	USD	64,918	(325,171)
USD Currency	Morgan Stanley & Co. International plc	—	04/27/20	JPY	106.75	USD	60,815	(688,397)
USD Currency	Morgan Stanley & Co. International plc	—	04/28/20	CNH	6.85	USD	49,287	(19,615)
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	146,092	05/01/20	USD	140.00	USD	21,629	(193,123)
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	71,956	05/01/20	USD	145.00	USD	10,653	(206,722)
Agilent Technologies, Inc.	Nomura International plc	79,489	05/15/20	USD	77.50	USD	5,693	(648,701)
Alibaba Group Holding Ltd.	Societe Generale SA	39,335	05/15/20	USD	190.00	USD	7,650	(333,839)
SPDR Gold Shares(a)	Societe Generale SA	144,497	05/15/20	USD	141.00	USD	21,393	(309,930)
USD Currency	Morgan Stanley & Co. International plc	—	05/26/20	JPY	103.00	USD	17,036	(131,206)
USD Currency	Morgan Stanley & Co. International plc	—	06/18/20	JPY	102.00	USD	72,494	(621,988)
Eli Lilly & Co.	Citibank NA	61,123	06/19/20	USD	126.00	USD	8,479	(338,368)
HCA Healthcare, Inc.	Morgan Stanley & Co. International plc	14,312	06/19/20	USD	100.00	USD	1,286	(231,393)
Roche Holding AG	Barclays Bank plc	13,506	06/19/20	CHF	290.00	CHF	4,242	(142,708)
Sanofi	Barclays Bank plc	33,216	06/19/20	EUR	80.00	EUR	2,662	(232,625)
SPDR Gold Shares(a)	Societe Generale SA	325,847	06/19/20	USD	141.00	USD	48,242	(1,145,335)
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	147,147	06/30/20	USD	145.00	USD	21,785	(814,033)
USD Currency	Morgan Stanley & Co. International plc	—	07/09/20	JPY	97.00	USD	61,834	(365,835)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	175,329	09/11/20	JPY	3,820.96	JPY	459,888	(1,979,273)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	175,325	12/11/20	JPY	3,786.60	JPY	459,877	(2,059,605)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	186,216	03/12/21	JPY	3,400.00	JPY	488,445	(1,713,177)
TOPIX Banks Index	BNP Paribas SA	4,800,556	03/12/21	JPY	131.00	JPY	525,805	(1,232,847)

19

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
EURO STOXX Banks Index	Barclays Bank plc	109,438	06/18/21	EUR	103.00	EUR	5,947	$(6,209,571)
EURO STOXX Banks Index	UBS AG	111,422	09/17/21	EUR	103.00	EUR	6,055	(6,357,498)

								(32,435,884)

								$(33,677,995)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency

Call
2-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.88%	Semi-Annual	Bank of America NA Morgan Stanley & Co.	08/13/20	0.88%	USD	214,810	$(2,408,323)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.68%	Semi-Annual	International plc JPMorgan Chase	09/10/20	0.68	USD	6,952	(142,358)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.66%	Semi-Annual	Bank NA	09/23/20	0.66	USD	16,930	(342,128)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.76%	Semi-Annual	Deutsche Bank AG	09/25/20	0.76	USD	8,465	(213,096)

										(3,105,905)

Put
2-Year Interest Rate Swap	1.57%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	04/06/20	1.57	USD	102,517	—
2-Year Interest Rate Swap	1.67%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	04/08/20	1.67	USD	387,842	—
2-Year Interest Rate Swap(a)	1.88%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA Morgan Stanley & Co.	08/13/20	1.88	USD	231,315	—
10-Year Interest Rate Swap(a)	0.68%	Semi-Annual	3 month LIBOR	Quarterly	International plc JPMorgan Chase	09/10/20	0.68	USD	6,952	(166,284)
10-Year Interest Rate Swap(a)	0.66%	Semi-Annual	3 month LIBOR	Quarterly	Bank NA	09/23/20	0.66	USD	16,930	(428,034)
10-Year Interest Rate Swap(a)	0.76%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG JPMorgan Chase	09/25/20	0.76	USD	8,465	(170,370)
10-Year Interest Rate Swap(a)	2.00%	Semi-Annual	3 month LIBOR	Quarterly	Bank NA	02/11/22	2.00	USD	85,363	(502,772)

										(1,267,460)

										$(4,373,365)

(a)	Forward settling swaption.

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24	USD	302,896	$950,992	$(6,343,775)	$7,294,767
CDX.NA.HY.34.V1	5.00	Quarterly	06/20/25	USD	23,055	1,441,730	1,085,557	356,173

						$2,392,722	$(5,258,218)	$7,650,940

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUR. CROSSOVER.32.V1	5.00%	Quarterly	12/20/24	CCC+	EUR	7,444	$(154,566)	$1,057,176	$(1,211,742)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

3 month BA	Semi-Annual	1.91%	Semi-Annual	07/09/21	CAD	9,395	$98,397	$—	$98,397
3 month BA	Semi-Annual	1.91%	Semi-Annual	07/09/21	CAD	246,674	2,590,074	—	2,590,074
1.06%	Semi-Annual	3 month LIBOR	Quarterly	03/27/22	USD	537,527	(6,613,191)	—	(6,613,191)
3 month LIBOR	Quarterly	1.21%	Semi-Annual	03/27/22	USD	78,028	1,194,154	—	1,194,154
3 month LIBOR	Quarterly	1.21%	Semi-Annual	03/27/22	USD	78,028	1,194,154	—	1,194,154
1.60%	Semi-Annual	3 month LIBOR	Quarterly	01/24/25	USD	152,075	(7,877,418)	2,008	(7,879,426)
3 month LIBOR	Quarterly	1.75%	Semi-Annual	11/08/29	USD	27,015	2,787,677	—	2,787,677
1.05%	Semi-Annual	3 month LIBOR	Quarterly	03/26/30	USD	53,104	(1,778,795)	—	(1,778,795)
1.09%	Semi-Annual	3 month LIBOR	Quarterly	03/27/30	USD	121,496	(4,539,383)	—	(4,539,383)
3 month LIBOR	Quarterly	1.29%	Semi-Annual	03/27/30	USD	14,025	799,757	—	799,757
3 month LIBOR	Quarterly	1.29%	Semi-Annual	03/27/30	USD	14,025	799,757	—	799,757

							$(11,344,817)	$2,008	$(11,346,825)

OTC Total Return Swaps

Reference Entity		Fixed Amount Paid / (Received) by the Fund	(a)	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

iShares iBoxx $ High Yield
Corporate Bond ETF	USD	(125,835)		Citibank NA	06/22/20	USD	126	$(927,078)	$—	$(927,078)
S&P 500 Index Annual Dividend Future December 2020	USD	1,895,013		Goldman Sachs International	12/18/20	USD	1,895	(237,987)	—	(237,987)
GSCBBL8X	USD	6,956,340		Goldman Sachs International	01/22/21	USD	6,956	(620,404)	—	(620,404)
GSCBBL8X	USD	9,014,921		Goldman Sachs International	01/25/21	USD	9,015	(633,027)	—	(633,027)
S&P 500 Index Annual Dividend Future December 2021	USD	2,403,225		BNP Paribas SA	12/17/21	USD	2,403	(546,975)	—	(546,975)

								$(2,965,471)	$—	$(2,965,471)

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

21

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Citibank NA	01/25/21 - 02/27/23	$(4,172,045)	$(630,944	)(b)	$(4,718,418)	0.1%
	JPMorgan Chase Bank NA	02/08/23	(5,251,514)	501,913	(c)	(4,729,615)	0.1

				$(129,031)		$(9,448,033)

(a)

The Fund receives or pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 1-600 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:
USD 1 Week
USD 1 Month
USD Overnight Bank Funding Rate

(b)	Amount includes $(84,571) of net dividends and financing fees.
(c)	Amount includes $(19,986) of net dividends and financing fees.

The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of March 31, 2020, expiration dates 01/25/21 - 02/27/23:

	Shares	Value	% of Basket Value

Reference Entity — Short

China
58.com, Inc., ADR	(857)	$(41,753)	0.9%
China Communications Services Corp. Ltd., Class H	(122,000)	(87,724)	1.8
China Eastern Airlines Corp. Ltd., Class H	(160,000)	(54,786)	1.2
China Everbright International Ltd.	(170,000)	(96,664)	2.0
China International Capital Corp. Ltd., Class H	(22,600)	(36,171)	0.8
China Molybdenum Co. Ltd., Class H	(285,000)	(78,346)	1.7
China Railway Construction Corp. Ltd., Class H	(9,500)	(10,503)	0.2
China Resources Gas Group Ltd.	(14,000)	(70,256)	1.5
China Resources Land Ltd.	(8,000)	(32,652)	0.7
China Vanke Co. Ltd., Class H	(17,500)	(56,995)	1.2
Longfor Group Holdings Ltd.	(47,000)	(226,206)	4.8
Luckin Coffee, Inc., ADR	(2,295)	(62,401)	1.3
Pinduoduo, Inc., ADR	(396)	(14,268)	0.3
Ping An Healthcare and Technology Co. Ltd.	(11,700)	(107,732)	2.3
Prosus NV	(4,164)	(290,015)	6.1
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H	(39,000)	(126,459)	2.7
Sunac China Holdings Ltd.	(5,000)	(22,804)	0.5
Xiaomi Corp., Class B	(235,200)	(312,295)	6.6
ZTE Corp., Class H	(29,200)	(89,126)	1.9
ZTO Express Cayman, Inc., ADR .	(5,715)	(151,333)	3.2

		(1,968,489)

Denmark
Danske Bank A/S	(6,828)	(75,992)	1.6

Germany
Deutsche Bank AG	(9,004)	(57,239)	1.2
Porsche Automobil Holding SE (Preference)	(1,239)	(51,791)	1.1

	Shares	Value	% of Basket Value

Germany (continued)
Volkswagen AG	(210)	$(27,552)	0.6%

		(136,582)

Hong Kong
Sino Biopharmaceutical Ltd.	(106,000)	(138,338)	2.9

Japan
LINE Corp.	(400)	(19,312)	0.4
Oriental Land Co. Ltd.	(400)	(51,063)	1.1
Z Holdings Corp.	(8,000)	(25,505)	0.5

		(95,880)

Macau
Galaxy Entertainment Group Ltd.	(37,000)	(194,872)	4.1

Poland
Polskie Gornictwo Naftowe i Gazownictwo SA	(37,980)	(31,367)	0.7

South Korea
Celltrion Healthcare Co. Ltd.	(4,444)	(324,203)	6.9
Korea Shipbuilding & Offshore Engineering Co. Ltd.	(2,202)	(139,930)	2.9
LG Display Co. Ltd.	(4,125)	(37,065)	0.8
Lotte Corp.	(6,458)	(126,499)	2.7

		(627,697)

Sweden
Svenska Handelsbanken AB, Class A	(12,123)	(99,980)	2.2
Swedbank AB, Class A	(11,617)	(128,126)	2.7

		(228,106)

Switzerland
Schindler Holding AG	(198)	(43,318)	0.9

Taiwan
China Steel Corp.	(22,000)	(13,781)	0.3
Hotai Motor Co. Ltd.	(9,000)	(145,328)	3.1
Shanghai Commercial & Savings Bank Ltd. (The)	(11,000)	(14,240)	0.3

		(173,349)

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund

	Shares	Value	% of Basket Value

United States
Archer-Daniels-Midland Co.	(4,174)	$(146,841)	3.1%
Blackstone Group, Inc. (The), Class A	(199)	(9,068)	0.2
Diamondback Energy, Inc.	(1,380)	(36,156)	0.8
Marriott International, Inc., Class A	(3,550)	(265,576)	5.6
Occidental Petroleum Corp.	(8,436)	(97,689)	2.1
Southwest Airlines Co.	(1,380)	(49,142)	1.0
Sprint Corp.	(13,855)	(119,430)	2.5
T. Rowe Price Group, Inc.	(333)	(32,518)	0.7
T-Mobile US, Inc.	(2,956)	(248,008)	5.3

		(1,004,428)

Total Reference Entity — Short		(4,718,418)

Net Value of Reference Entity — Citibank NA		$(4,718,418)

The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of March 31, 2020, expiration date 02/08/2023:

Reference Entity — Short

Australia
Insurance Australia Group Ltd.	(17,727)	(66,885)	1.4
Sydney Airport	(4,719)	(16,305)	0.3
Transurban Group	(21,293)	(158,604)	3.4

		(241,794)

Brazil
Atacadao SA	(6,245)	(24,566)	0.5
Lojas Americanas SA (Preference)	(2,223)	(7,778)	0.2
Magazine Luiza SA	(27,293)	(206,847)	4.4
Suzano SA	(41,512)	(286,568)	6.0
TIM Participacoes SA	(12,166)	(29,431)	0.6
WEG SA	(8,723)	(56,171)	1.2

		(611,361)

China
Aluminum Corp. of China Ltd., Class H	(304,000)	(59,709)	1.3
Autohome, Inc., ADR	(1,955)	(138,844)	2.9
China Everbright International Ltd.	(211,000)	(119,977)	2.5
China Gas Holdings Ltd.	(25,400)	(87,832)	1.9
China Jinmao Holdings Group Ltd.	(264,000)	(168,300)	3.6
China Southern Airlines Co. Ltd., Class H	(660,000)	(279,698)	5.9
China State Construction International Holdings Ltd.	(420,000)	(308,014)	6.5
Dongfeng Motor Group Co. Ltd., Class H	(48,000)	(31,253)	0.7
Geely Automobile Holdings Ltd.	(103,000)	(149,476)	3.2
iQIYI, Inc., ADR	(17,122)	(304,772)	6.4
Shenzhou International Group Holdings Ltd.	(3,900)	(40,911)	0.9

	Shares	Value	% of Basket Value

China (continued)
Xinjiang Goldwind Science & Technology Co. Ltd., Class H .	(8,600)	$(7,415)	0.1%

		(1,696,201)

Japan
Kajima Corp.	(8,300)	(84,839)	1.8
Kintetsu Group Holdings Co. Ltd.	(1,100)	(50,910)	1.1
Makita Corp.	(500)	(15,252)	0.3
Nippon Paint Holdings Co. Ltd.	(1,000)	(52,052)	1.1
Shimano, Inc.	(100)	(14,261)	0.3
SoftBank Group Corp.	(1,100)	(38,943)	0.8
Sony Financial Holdings, Inc.	(9,000)	(151,125)	3.2
Taisei Corp.	(600)	(18,299)	0.4
Toyota Industries Corp.	(500)	(23,840)	0.5
Toyota Motor Corp.	(400)	(24,106)	0.5

		(473,627)

Netherlands
Heineken NV	(661)	(56,095)	1.2

Poland
mBank SA	(375)	(20,042)	0.4
Santander Bank Polska SA	(828)	(34,532)	0.8

		(54,574)

Singapore
Jardine Cycle & Carriage Ltd.	(7,500)	(103,119)	2.2

South Africa
Capitec Bank Holdings Ltd.	(1,748)	(85,984)	1.8
Pepkor Holdings Ltd.	(14,514)	(8,790)	0.2
Shoprite Holdings Ltd.	(24,289)	(169,754)	3.6
Vodacom Group Ltd.	(12,085)	(79,062)	1.7

		(343,590)

South Korea
Amorepacific Corp.	(353)	(9,923)	0.2
Hyundai Steel Co.	(12,014)	(175,649)	3.7
Lotte Corp.	(1,234)	(24,172)	0.5
Samsung C&T Corp.	(1,291)	(94,200)	2.0

		(303,944)

United Kingdom
Tesco plc	(17,383)	(49,090)	1.0

United States
Conagra Brands, Inc.	(7,005)	(205,527)	4.3
DISH Network Corp., Class A	(635)	(12,694)	0.3
Fox Corp., Class A	(11,680)	(271,962)	5.8
Hilton Worldwide Holdings, Inc.	(1,951)	(133,136)	2.8
Hormel Foods Corp.	(926)	(43,188)	0.9
Roper Technologies, Inc.	(416)	(129,713)	2.7

		(796,220)

Total Reference Entity — Short		(4,729,615)

Net Value of Reference Entity — JPMorgan Chase Bank NA		$(4,729,615)

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 month LIBOR	London Interbank Offered Rate	0.99%
3 month BA	Canadian Bankers Acceptances	1.25
3 month LIBOR	London Interbank Offered Rate	1.45

23

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan Offshore

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

RUB	New Russian Ruble

SGD	Singapore Dollar

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ADR	American Depositary Receipts

BA	Canadian Bankers Acceptances

CLO	Collateralized Loan Obligation

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

NASDAQ	National Association of Securities Dealers Automated

OTC	Over-the-counter

PCL	Public Company Limited

PIK	Payment-In-Kind

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depositary Receipts

TBA	To-be-announced

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities (a)	$—	$3,447,989	$—	$3,447,989
Common Stocks:
Australia	—	2,757,819	967,156	3,724,975
Austria	—	2,656,413	—	2,656,413
Belgium	—	4,843,132	—	4,843,132
Brazil	8,731,241	—	—	8,731,241
Canada	36,413,648	—	—	36,413,648
Chile	803,857	—	—	803,857
China	48,393,337	139,092,836	—	187,486,173
Denmark	—	185,030	—	185,030
Finland	—	15,340,928	—	15,340,928
France	—	131,418,848	—	131,418,848
Germany	—	79,717,170	—	79,717,170
Hong Kong	—	67,654,005	—	67,654,005
India	—	37,658,158	—	37,658,158
Indonesia	—	2,140,184	—	2,140,184
Italy	—	90,746,555	—	90,746,555
Japan	—	191,494,658	—	191,494,658
Mexico	141,497	—	—	141,497
Netherlands	18,376,369	85,396,368	—	103,772,737
Poland	—	81,629	—	81,629
Portugal	—	2,321,733	—	2,321,733
Saudi Arabia	—	29,575	—	29,575
Singapore	—	24,780,322	—	24,780,322
South Africa	—	489,023	—	489,023
South Korea	—	9,963,462	—	9,963,462
Spain	—	17,363,443	—	17,363,443
Sweden	—	494,459	—	494,459
Switzerland	1,551,585	81,983,820	—	83,535,405
Taiwan	—	63,469,977	—	63,469,977
Thailand	—	5,446,406	—	5,446,406
Turkey	40,821	645,354	—	686,175
United Arab Emirates	—	—	5	5
United Kingdom	277,413	112,209,232	6,633,846	119,120,491
United States	2,458,526,137	17,349,782	349,014	2,476,224,933
Zambia	2,374,728	—	—	2,374,728
Corporate Bonds
Australia	—	374,415	34,970,695	35,345,110
Canada	—	1,623,686	—	1,623,686
Chile	—	2,547	—	2,547
China	—	4,800	—	4,800
Greece	—	4,171,470	—	4,171,470
India	—	56	—	56
Japan	—	2,243,609	—	2,243,609
Macau	—	524,687	—	524,687
Netherlands	—	7,509,423	—	7,509,423
Singapore	—	3,471,313	—	3,471,313
Switzerland	—	3,416,370	—	3,416,370
Turkey	—	—	2,595,820	2,595,820
United Kingdom	—	3,799,342	—	3,799,342
United States	—	283,097,492	—	283,097,492
Floating Rate Loan Interests:
France	—	8,187,566	—	8,187,566
Netherlands	—	13,940,273	—	13,940,273
United States	—	9,534,960	2,659,154	12,194,114
Foreign Government Obligations (a)	—	433,815,368	—	433,815,368
Investment Companies	253,563,056	—	—	253,563,056
Non-Agency Mortgage-Backed Securities (a)	—	5,121,301	—	5,121,301
Preferred Securities:
Brazil	1,881,590	—	—	1,881,590
Germany	—	11,872,713	—	11,872,713
Netherlands	—	2,401,284	—	2,401,284
United Kingdom	—	20,384,677	—	20,384,677
United States	14,721,383	24,471,927	44,166,589	83,359,899
U.S. Government Sponsored Agency Securities	—	327,679,993	—	327,679,993
U.S. Treasury Obligations	—	682,698,118	—	682,698,118

25

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities:
Foreign Government Obligations (a)	$—	$418,834,265	$—	$418,834,265
Money Market Funds	19,885,600	—	—	19,885,600
Time Deposits (a)	—	3,192,158	—	3,192,158
U.S. Treasury Obligations	—	671,737,604	—	671,737,604
Options Purchased:
Equity contracts	14,280,933	7,072,029	—	21,352,962
Foreign currency exchange contracts	—	8,940,009	—	8,940,009
Interest rate contracts	—	3,918,303	—	3,918,303
Unfunded Floating Rate Loan Interests (b)	—	—	15,907	15,907
Liabilities:
Investments:
Investment Sold Short (a)	(11,321,516)	—	—	(11,321,516)
TBA Sale Commitments	—	(140,069,242)	—	(140,069,242)

Subtotal	$2,868,641,679	$4,015,150,826	$92,358,186	$6,976,150,691

Investments Valued at NAV(c)				131,116,351

Total Investments				$7,107,267,042

Derivative Financial Instruments (d)
Assets:
Credit contracts	$—	$7,650,940	$—	$7,650,940
Equity contracts	2,975,673	501,913	—	3,477,586
Foreign currency exchange contracts	—	34,036,268	—	34,036,268
Interest rate contracts	12,212,575	9,463,970	—	21,676,545
Liabilities:
Credit contracts	—	(1,211,742)	—	(1,211,742)
Equity contracts	(47,348,565)	(37,136,734)	—	(84,485,299)
Foreign currency exchange contracts	—	(60,301,864)	—	(60,301,864)
Interest rate contracts	(210,674)	(25,184,160)	—	(25,394,834)

	$(32,370,991)	$(72,181,409)	$—	$(104,552,400)

(a)	See above Consolidated Schedule of Investments for values in each country.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Unfunded Floating Rate Loan Interests	Total
Investments:
Assets:
Opening balance, as of December 31, 2019	$15,053,541	$38,151,469	$—	$38,429,122	$—	$91,634,132
Transfers into level 3	8,713,622	—	—	—	—	8,713,622
Transfers out of level 3	—	—	—	—	—	—
Accrued discounts/premiums	—	(9,108)	—	—	—	(9,108)
Net realized gain	3,221	—	—	107	—	3,328
Net change in unrealized appreciation (depreciation) (a)	(15,712,849)	(575,846)	7,954	1,710,912	—	(14,569,829)
Purchases	—	—	2,651,200	4,030,858	15,907	6,697,965
Sales	(107,514)	—	—	(4,410)	—	(111,924)

Closing balance, as of March 31, 2020	$7,950,021	$37,566,515	$2,659,154	$44,166,589	$15,907	$92,358,186

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 (a)	$(15,712,849)	$(575,846)	$7,954	$1,711,046	$—	$(14,569,695)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Global Allocation V.I. Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $15,915. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized (a)	Weighted Average of Unobservable Inputs Based on Fair Value
Common Stocks	$7,950,013	Income	Discount Rate	16%	—
		Market	Revenue Multiple	2.25x - 12.50x	2.76x
			EBITDA	22.50x	—
			Volatility	46%	—
			Time to Exit	2.2	—
Corporate Bonds	37,566,515	Income	Discount Rate	16% - 27%	17%
Floating Rate Loan Interests	2,659,154	Income	Discount Rate	11%	—
Preferred Stocks(b)(c)	44,166,589	Market	Revenue Multiple	5.75x - 12.50x	10.01x
			Time to Exit	2.2 - 3.0	2.4
			Volatility	46% - 56%	49%

	$92,342,271

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $9,275,810 changed to Current Value. The investments were previously valued utilizing PWERM approach. The change was due to consideration of the information that was available at the time the investments were valued.

(c)

For the period end March 31, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $11,075,140 changed to Current Value. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

27